Expedition Funds     GUIDING YOUR WAY     2002 Semi-Annual Report
[Cover Compass Graphic Omitted]

[Expedition Funds Logo Omitted]
Table of Contents

Letter to Our Shareholders ..............................  1
Statements of Net Assets ................................  3
Statements of Operations ................................ 36
Statements of Changes in Net Assets ..................... 39
Financial Highlights .................................... 42
Notes to Financial Statements ........................... 48

Shares of the Expedition Funds are not deposits of or obligations of, or guaranteed or endorsed by Compass Bank, Compass Bancshares, Inc. or any of their affiliates, or any bank, and are not obligations of, guaranteed by or insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

An investment in shares of the Funds involves investment risk, including the possible loss of all or a portion of the principal invested, and the investment return and value of shares of the Funds will fluctuate so that an investment, when liquidated, may be worth more or less than the original cost.

Money market funds are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Expedition Money Market Fund or Tax-Free Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Compass Bank serves as investment advisor and custodian to the Expedition Funds, and Compass Bank and various of its affiliates may provide various services to the Funds, for which investment advisory, custodian and other services Compass Bank and/or such other affiliates are entitled to receive compensation.

LETTER TO OUR SHAREHOLDERS


May 17, 2002

Dear Shareholder:

The six-month period ended April 30, 2002 was among the most trying in recent decades, as America slowly recovered from the devastating events of September 11, 2001.

These heinous attacks struck at the very heart of the American spirit. But instead of destroying that spirit, they brought it to life to a degree not seen in generations.

The same holds true for our nation's economy and financial markets, which emerged from 9/11 seriously injured, but remarkably resilient.

RESTORING CONFIDENCE.
Already in a weakened condition, the economy was undeniably damaged by the terrorist attacks. However, swift and decisive action by the Federal Reserve Board, the U.S. Congress, and the major financial markets helped our nation avoid a more serious downturn, and began to gradually restore confidence.

The American consumer also played a critical role, answering patriotic calls to shake off grief and anger, and resume spending in such critical areas as travel, entertainment, and capital goods. By the holiday season, consumers helped retailers enjoy an unexpected measure of cheer, providing strong momentum for the economy as it headed into 2002.

Since then, confidence has been largely restored, thanks to continued economic stimulus, recovering corporate earnings, and the success of our courageous troops in the war against terror. And while the economy is far from robust, it has demonstrated to our nation and our world that the United States remains a inextinguishable beacon of strength.

MIXED RESULTS IN THE FINANCIAL MARKETS.
Government and municipal bonds, which generally benefit from periods of uncertainty, provided investors with strong returns during the period. Even in the darkest moments of recent months, investors worldwide have recognized that bonds backed by the full faith and credit of our federal, state, and local governments represent good value.

Corporate bonds lagged their government counterparts, as investors endured the shock of several high-profile bankruptcies -- including those of Enron and Global Crossing -- as well as sudden downgrades in the credit ratings of other large companies.

Stocks were even more problematic. With investor confidence severely shaken, stocks staged a few weak and unconvincing rallies, followed by distressing slumps. Near the end of the six-month period, stocks were once again close to their post-September 11 lows.

In many cases, the causes of the stock market's malaise pre-date the attacks. For example, the telecommunications, technology, and energy trading industries remain under a dark cloud due to high debt, costly infrastructure investments, anemic capital spending, and growing concerns about trading and accounting practices. We can only hope that time,

                                                                APRIL 30, 2002 1

LETTER TO OUR SHAREHOLDERS (CONCLUDED)


along with much-needed reforms in the auditing profession, will help to restore the faith that is the bedrock of our market system.

Despite their poor overall showing, the equity markets were not without their bright spots. For example, better-performing sectors during the period included financial services, pharmaceuticals, and retailing.

CONTINUED EMPHASIS ON THE FUNDAMENTALS.
For the Expedition Funds, this challenging period once again proved that the fundamental rules apply. That is, focus on issues offering both quality and value, avoid the herd mentality, and patiently wait for the markets to work their long-term magic.

Our investors, too, continue to recognize the value of investing prudently in a diversified portfolio of stock, bond, and money market funds. And we are proud to offer solid choices in each of these categories, making diversification easy and cost-effective.

A STRONG SENSE OF OPTIMISM.
Recent events have shown the difficulty -- and even futility -- of predicting the future. But a look back at history demonstrates that Americans have every reason to maintain a strong sense of optimism. Our nation has been challenged many times, and has always responded with energy, hard work, determination, and the collective genius of its diverse population. We have every reason to expect that it will continue to do so.

As it does, we will maintain our confidence in the nation's equally resilient financial system, which remains unmatched for its ability to recover from any challenge, large or small. And we will continue to appreciate the privilege of participating in that system through the act of investing.

We thank you for sharing our optimism through your investment in the Expedition Funds, and look forward to helping you benefit from the better times ahead.

Sincerely,

/s/ signature omitted

Jan Koenig
Compass Bank Asset Management Group
Chief Investment Officer

2 APRIL 30, 2002

EXPEDITION EQUITY FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                           VALUE
DESCRIPTION                                             SHARES             (000)
--------------------------------------------------------------------------------
COMMON STOCK - 98.2%
   AEROSPACE & DEFENSE - 2.0%
   United Technologies                                  82,000          $ 5,754
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                              5,754
--------------------------------------------------------------------------------
   AIRCRAFT - 1.6%
   Boeing                                              100,000            4,460
--------------------------------------------------------------------------------
   TOTAL AIRCRAFT                                                         4,460
--------------------------------------------------------------------------------
   AIRLINES - 2.0%
   Southwest Airlines                                  315,000            5,736
--------------------------------------------------------------------------------
   TOTAL AIRLINES                                                         5,736
--------------------------------------------------------------------------------
   AUTOMOTIVE - 2.0%
   Ford Motor                                          360,000            5,760
--------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                       5,760
--------------------------------------------------------------------------------
   BANKS - 6.3%
   Citigroup                                           200,000            8,660
   JP Morgan Chase                                     260,000            9,126
--------------------------------------------------------------------------------
   TOTAL BANKS                                                           17,786
--------------------------------------------------------------------------------
   BROADCASTING, NEWSPAPERS & ADVERTISING - 2.5%
   Omnicom Group                                        80,000            6,979
--------------------------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING                           6,979
--------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 9.9%
   Cisco Systems*                                      360,000            5,274
   Intel                                               202,000            5,779
   International Business Machines                      70,000            5,863
   Microsoft*                                          105,000            5,488
   Sun Microsystems*                                   660,000            5,399
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                            27,803
--------------------------------------------------------------------------------
   CONTAINERS & PACKAGING - 1.6%
   Pactiv*                                             220,000            4,547
--------------------------------------------------------------------------------
   TOTAL CONTAINERS & PACKAGING                                           4,547
--------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 3.9%
   Freddie Mac                                          60,000            3,921
   Morgan Stanley Dean Witter                          145,000            6,919
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                  10,840
--------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING - 3.4%
   General Electric                                    208,000            6,562
   Tyco International Ltd.                             160,000            2,952
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                        9,514
--------------------------------------------------------------------------------

                                                               APRIL 30, 2002  3

EXPEDITION EQUITY FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                           VALUE
DESCRIPTION                                             SHARES             (000)
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 3.6%
   Calpine*                                            400,000          $ 4,400
   TXU                                                 105,000            5,714
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                             10,114
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 6.9%
   Anheuser-Busch                                      140,000            7,420
   Pepsi Bottling Group                                220,000            6,301
   Philip Morris                                       105,000            5,715
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                        19,436
--------------------------------------------------------------------------------
   INSURANCE - 6.7%
   American International Group                        112,000            7,741
   Lincoln National                                     85,000            4,072
   Marsh & McLennan                                     70,000            7,076
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                       18,889
--------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 9.2%
   Baxter International                                102,000            5,804
   Lincare Holdings*                                   140,000            4,407
   St. Jude Medical*                                    58,000            4,826
   Tenet Healthcare*                                    82,000            6,016
   UnitedHealth Group                                   55,000            4,830
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                     25,883
--------------------------------------------------------------------------------
   METALS-ALUMINUM - 2.5%
   Alcoa                                               210,000            7,146
--------------------------------------------------------------------------------
   TOTAL METALS-ALUMINUM                                                  7,146
--------------------------------------------------------------------------------
   MISCELLANEOUS BUSINESS SERVICES - 1.5%
   First Data                                           52,000            4,133
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                  4,133
--------------------------------------------------------------------------------
   MISCELLANEOUS MANUFACTURING - 1.6%
   Stanley Works                                        95,000            4,416
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS MANUFACTURING                                      4,416
--------------------------------------------------------------------------------
   MULTIMEDIA - 1.9%
   Gannett                                              72,000            5,278
--------------------------------------------------------------------------------
   TOTAL MULTIMEDIA                                                       5,278
--------------------------------------------------------------------------------
   OIL FIELD SERVICES - 2.0%
   Schlumberger Ltd.                                   105,000            5,749
--------------------------------------------------------------------------------
   TOTAL OIL FIELD SERVICES                                               5,749
--------------------------------------------------------------------------------
   PETROLEUM REFINING - 4.5%
   ChevronTexaco                                        50,000            4,335
   Exxon Mobil                                         210,000            8,436
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                              12,771
--------------------------------------------------------------------------------

4 APRIL 30, 2002

EXPEDITION EQUITY FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                      SHARES/FACE          VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
   PHARMACEUTICALS - 3.9%
   Forest Laboratories*                                 60,000          $ 4,629
   Pfizer                                              175,000            6,361
--------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                                 10,990
--------------------------------------------------------------------------------
   RAILROADS - 1.5%
   CSX                                                 115,000            4,160
--------------------------------------------------------------------------------
   TOTAL RAILROADS                                                        4,160
--------------------------------------------------------------------------------
   RETAIL - 3.6%
   Best Buy*                                            75,000            5,576
   Talbots                                             135,000            4,644
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                          10,220
--------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 1.6%
   Applied Materials*                                  180,000            4,378
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                      4,378
--------------------------------------------------------------------------------
   SOFTWARE & PROGRAMMING - 4.6%
   Rational Software*                                  330,000            4,808
   Siebel Systems*                                     200,000            4,838
   Veritas Software*                                   118,000            3,344
--------------------------------------------------------------------------------
   TOTAL SOFTWARE & PROGRAMMING                                          12,990
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 2.8%
   SBC Communications                                  255,000            7,920
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  7,920
--------------------------------------------------------------------------------
   WHOLESALE - 4.6%
   Cardinal Health                                      85,000            5,886
   Sysco                                               240,000            6,963
--------------------------------------------------------------------------------
   TOTAL WHOLESALE                                                       12,849
--------------------------------------------------------------------------------
   TOTAL COMMON STOCK
      (COST $282,296)                                                   276,501
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.8%
   JP Morgan Chase
      1.820%, dated 04/30/02, matures
      05/01/02, repurchase price $7,914,400
      (collateralized by U.S. Treasury Obligations,
      total market value $8,155,774) (A)                $7,914            7,914
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $7,914)                                                       7,914
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 101.0%
      (COST $290,210)                                                   284,415
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - (1.0)%                                 (2,781)
--------------------------------------------------------------------------------

                                                               APRIL 30, 2002  5

EXPEDITION EQUITY FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                           VALUE
DESCRIPTION                                                                (000)
--------------------------------------------------------------------------------
Portfolio Capital of Institutional Shares
   (unlimited  authorization -- no par value)
   based on 30,825,269 outstanding shares of
   beneficial interest                                                 $281,945
Portfolio Capital of Investment Shares - Class A
   (unlimited  authorization -- no par value)
   based on 1,370,490 outstanding shares of
   beneficial interest                                                   15,748
Portfolio Capital of Investment Shares - Class B
   (unlimited  authorization -- no par value)
   based on 2,398,663 outstanding shares of
   beneficial interest                                                   28,738
Accumulated net investment loss                                             (68)
Accumulated net realized loss on investments                            (38,934)
Net unrealized depreciation on investments                               (5,795)
--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                                          $281,634
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES                                                   $8.17
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A                                            $8.09
--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A (1)                                        $8.43
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INVESTMENT  SHARES - CLASS B                                           $7.85
--------------------------------------------------------------------------------
*Non-income producing security.
(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.
(A) Tri-party Repurchase Agreement
Ltd. -- Limited

6 APRIL 30, 2002

EXPEDITION EQUITY INCOME FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                           VALUE
DESCRIPTION                                             SHARES             (000)
--------------------------------------------------------------------------------
COMMON STOCK - 97.4%
   AEROSPACE & DEFENSE - 2.4%
   United Technologies                                   7,000           $  491
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                                491
--------------------------------------------------------------------------------
   BANKS - 21.0%
   Bank of America                                       4,380              317
   Bank of New York                                     11,000              403
   BB&T                                                 17,000              647
   Citigroup                                            19,000              823
   JP Morgan Chase                                      12,000              421
   Keycorp                                              16,000              450
   Union Planters                                       10,000              501
   Wachovia                                              8,400              320
   Washington Mutual                                    11,000              415
--------------------------------------------------------------------------------
   TOTAL BANKS                                                            4,297
--------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 1.5%
   Dell Computer*                                       12,000              316
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                               316
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS - 1.5%
   Clorox                                                7,000              310
--------------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS                                                  310
--------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING - 6.3%
   General Electric                                     23,000              726
   Tyco International Ltd.                              30,000              553
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                        1,279
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 7.1%
   Calpine*                                             30,000              330
   Mirant*                                              40,000              483
   Southern                                             11,000              312
   TXU                                                   6,000              327
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                              1,452
--------------------------------------------------------------------------------
   INSURANCE - 6.4%
   American International Group                         11,500              795
   Marsh & McLennan                                      5,000              505
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                        1,300
--------------------------------------------------------------------------------
   MACHINERY - 2.1%
   Applied Materials*                                   18,000              438
--------------------------------------------------------------------------------
   TOTAL MACHINERY                                                          438
--------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 2.0%
   Baxter International                                  7,000              398
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                        398
--------------------------------------------------------------------------------

                                                               APRIL 30, 2002  7

EXPEDITION EQUITY INCOME FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                           VALUE
DESCRIPTION                                              SHARE             (000)
--------------------------------------------------------------------------------
   METALS-ALUMINUM - 2.9%
   Alcoa                                                17,500          $   595
--------------------------------------------------------------------------------
   TOTAL METALS-ALUMINUM                                                    595
--------------------------------------------------------------------------------
   MISCELLANEOUS BUSINESS SERVICES - 3.1%
   First Data                                            8,000              636
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                    636
--------------------------------------------------------------------------------
   MULTIMEDIA - 3.0%
   AOL Time Warner*                                     32,000              609
--------------------------------------------------------------------------------
   TOTAL MULTIMEDIA                                                         609
--------------------------------------------------------------------------------
   OIL FIELD SERVICES - 2.1%
   Anadarko Petroleum                                    8,000              431
--------------------------------------------------------------------------------
   TOTAL OIL FIELD SERVICES                                                 431
--------------------------------------------------------------------------------
   PETROLEUM REFINING - 9.9%
   ChevronTexaco                                         8,000              694
   Exxon Mobil                                          16,000              643
   Royal Dutch Petroleum ADR                            13,000              679
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                               2,016
--------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUSTS - 5.1%
   Crescent Real Estate Equities                        25,000              490
   Hospitality Properties Trust                         16,320              555
--------------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS                                    1,045
--------------------------------------------------------------------------------
   RETAIL - 9.6%
   Darden Restaurants                                    9,000              359
   Lowe's                                               14,000              592
   Target                                               14,000              611
   Wal-Mart Stores                                       7,000              391
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                           1,953
--------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 2.3%
   Novellus Systems*                                    10,000              474
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                        474
--------------------------------------------------------------------------------
   SOFTWARE & PROGRAMMING - 1.8%
   Microsoft*                                            7,000              366
--------------------------------------------------------------------------------
   TOTAL SOFTWARE & PROGRAMMING                                             366
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 7.3%
   Alltel                                                6,225              308
   AT&T                                                 50,000              656
   Nortel Networks                                      40,000              136
   Verizon Communications                               10,000              401
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  1,501
--------------------------------------------------------------------------------
   TOTAL COMMON STOCK
      (COST $23,364)                                                     19,907
--------------------------------------------------------------------------------

8 APRIL 30, 2002

EXPEDITION EQUITY INCOME FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 8.1%
   JP Morgan Chase
      1.820%, dated 04/30/02, matures
      05/01/02, repurchase price $1,651,083
      (collateralized by U.S. Treasury Obligations,
      total market value $1,703,620) (A)                $1,651         $  1,651
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $1,651)                                                       1,651
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 105.5%
      (COST $25,015)                                                     21,558
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - (5.5)%                                 (1,132)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares
   (unlimited authorization -- no par value)
   based on 2,656,044 outstanding shares of
   beneficial interest                                                   24,193
Portfolio Capital of Investment Shares - Class A
   (unlimited authorization -- no par value)
   based on 68,590 outstanding shares of
   beneficial interest                                                      665
Portfolio Capital of Investment Shares - Class B
   (unlimited  authorization -- no par value)
   based on 134,052 outstanding shares of
   beneficial interest                                                    1,294
Undistributed net investment income                                          16
Accumulated net realized loss on investments                             (2,285)
Net unrealized depreciation on investments                               (3,457)
--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                                           $20,426
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES                                                   $7.15
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A                                            $7.13
--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A (1)                                        $7.43
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS B                                            $7.09
--------------------------------------------------------------------------------
* Non-income producing security.
(A) Tri-party Repurchase Agreement
(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.
ADR -- American Depository Receipt
Ltd. -- Limited

                                                               APRIL 30, 2002  9

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 25.0%
   U.S. Treasury Notes
      7.000%, 07/15/06                                  $2,500          $ 2,755
      6.875%, 05/15/06                                   1,000            1,096
      6.500%, 08/15/05                                   5,000            5,392
      6.500%, 10/15/06                                   3,000            3,254
      6.500%, 02/15/10                                   1,000            1,097
      6.125%, 08/15/07                                   3,000            3,213
      6.000%, 08/15/09                                   3,000            3,195
      5.750%, 11/15/05                                   1,000            1,055
      5.750%, 08/15/10                                   2,000            2,095
      5.625%, 05/15/08                                   2,000            2,093
      5.500%, 05/15/09                                   3,000            3,110
      5.000%, 02/15/11                                   1,500            1,492
--------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (COST $27,831)                                                     29,847
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.8%
   FHLB
      6.789%, 02/05/07                                   1,000            1,082
      5.800%, 09/02/08                                   2,000            2,053
   FHLMC
      7.000%, 03/15/10                                   3,000            3,282
      6.800%, 03/19/07                                   1,000            1,085
      6.625%, 09/15/09                                   3,000            3,218
   FNMA
      7.250%, 01/15/10                                   2,500            2,783
      5.500%, 03/15/11                                   3,000            2,967
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (COST $15,368)                                                     16,470
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS - 11.7%
   FHLMC, Gold Pool #E00532
      6.500%, 02/01/13                                     797              827
   FHLMC, Gold Pool #E00543
      6.000%, 04/01/13                                   1,364            1,400
   FHLMC, Gold Pool #E00584
      6.000%, 11/01/13                                   2,095            2,150
   FHLMC, Gold Pool #E00832
      7.500%, 04/01/15                                   1,126            1,188
   FHLMC, Gold Pool #E00856
      7.500%, 06/01/15                                   1,100            1,160
   FNMA, Pool #535966
      7.000%, 05/01/16                                   2,078            2,171
   FNMA, Pool #614934
      6.000%, 12/01/16                                   5,064            5,135
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
      (COST $13,725)                                                     14,031
--------------------------------------------------------------------------------

10 APRIL 30, 2002

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
--------------------------------------------------------------------------------
CORPORATE BONDS - 41.5%
   BANKS - 7.6%
   Bank Of America
      5.875%, 02/15/09                                  $1,000          $ 1,000
   Bank One
      6.000%, 08/01/08                                   2,000            2,026
   Citigroup
      6.500%, 01/18/11                                   2,000            2,050
      5.750%, 05/10/06                                   1,000            1,029
   Wachovia
      4.950%, 11/01/06                                   2,000            1,985
   Wells Fargo, Ser G, MTN
      6.875%, 08/08/06                                   1,000            1,065
--------------------------------------------------------------------------------
   TOTAL BANKS                                                            9,155
--------------------------------------------------------------------------------
   BROKER/DEALERS - 6.0%
   Goldman Sachs Group
      6.600%, 01/15/12                                   2,000            1,991
   Merrill Lynch
      6.375%, 10/15/08                                   1,000            1,028
   Morgan Stanley Dean Witter
      7.750%, 06/15/05                                   2,000            2,173
      6.750%, 04/15/11                                   2,000            2,023
--------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                   7,215
--------------------------------------------------------------------------------
   CHEMICALS - 1.8%
   E I Dupont de Nemours
      6.875%, 10/15/09                                   2,000            2,137
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                        2,137
--------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 1.8%
   Hewlett-Packard
      7.150%, 06/15/05                                   2,000            2,102
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                             2,102
--------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 12.2%
   Ford Motor Credit
      7.875%, 06/15/10                                   2,000            2,075
   General Electric Capital
      7.375%, 01/19/10                                   3,000            3,251
   General Electric Capital, Ser A, MTN
      6.800%, 11/01/05                                   2,000            2,142
   General Motors Acceptance
      6.750%, 01/15/06                                   2,000            2,068
      6.150%, 04/05/07                                   2,000            2,015
   Household Finance
      6.375%, 10/15/11                                   1,000              967
   Wells Fargo Financial
      5.875%, 08/15/08                                   2,000            2,023
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                  14,541
--------------------------------------------------------------------------------

                                                              APRIL 30, 2002  11

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 1.6%
   Alabama Power, Ser G
      5.375%, 10/01/08                                  $2,000          $ 1,940
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                              1,940
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 0.0%
   General Mills, MTN
      8.080%, 11/18/03                                      60               64
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            64
--------------------------------------------------------------------------------
   MULTIMEDIA - 1.8%
   Walt Disney, Ser B
      6.750%, 03/30/06                                   2,000            2,100
--------------------------------------------------------------------------------
   TOTAL MULTIMEDIA                                                       2,100
--------------------------------------------------------------------------------
   RETAIL - 6.3%
   Lowe's
      8.250%, 06/01/10                                   2,000            2,279
   Target
      5.875%, 11/01/08                                   2,000            2,023
   Wal-Mart Stores
      6.875%, 08/10/09                                   3,000            3,221
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                           7,523
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 2.4%
   SBC Communications
      5.875%, 02/01/12                                   1,000              958
   Verizon Wireless
      5.375%, 12/15/06                                   2,000            1,915
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  2,873
--------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS
      (COST $47,989)                                                     49,650
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 4.3%
   MBNA Master Credit Card Trust, Ser 1999-J, Cl A
      7.000%, 02/15/12                                   3,000            3,261
   Standard Credit Card Master Trust, Ser 1994-2, Cl A
      7.250%, 04/07/06                                   1,725            1,874
--------------------------------------------------------------------------------
   TOTAL ASSET-BACKED SECURITIES
      (COST $4,884)                                                       5,135
--------------------------------------------------------------------------------

12  APRIL 30, 2002

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.8%
   JP Morgan Chase
      1.820%, dated 04/30/02, matures
      05/01/02, repurchase price $3,397,172
      (collateralized by U.S. Treasury Obligations,
      total market value $3,503,289) (B)                $3,397          $ 3,397
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $3,397)                                                       3,397
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.1%
      (COST $113,194)                                                   118,530
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 0.9%                                    1,094
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares
   (unlimited  authorization -- no par value)
   based on 11,059,566 outstanding shares of
   beneficial interest                                                  106,524
Portfolio Capital of Investment Shares - Class A
   (unlimited authorization -- no par value)
   based on 500,397 outstanding shares of
   beneficial interest                                                    9,226
Portfolio Capital of Investment Shares - Class B
   (unlimited  authorization -- no par value)
   based on 116,156 outstanding shares of
   beneficial interest                                                    1,179
Accumulated net realized loss on investments                             (2,641)
Net unrealized appreciation on investments                                5,336
--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                                          $119,624
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES                                                  $10.25
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A                                           $10.24
--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A (1)                                       $10.67
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS B                                           $10.26
--------------------------------------------------------------------------------
(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.
(A) Variable Rate Security - The rate reported is the rate in effect on April 30, 2002.
(B) Tri-party  Repurchase Agreement
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series

                                                              APRIL 30, 2002  13

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.6%
   ALABAMA - 6.7%
   Alabama State, Public School & College Authority,
      Capital Improvements RB, Ser D
      5.750%, 08/01/19                                  $1,150           $1,215
   Birmingham, Capital Improvement Warrants GO, Ser A
      5.550%, 08/01/21                                   1,000            1,039
   Montgomery, Warrants GO, Ser A
      5.100%, 10/01/09                                   1,000            1,067
   Shelby County, Board of Education, Capital Outlay
      School Warrants, AMBAC
      5.500%, 02/01/08                                     500              536
   Tuscaloosa, Warrants
      5.650%, 01/01/17                                   1,000            1,061
--------------------------------------------------------------------------------
   TOTAL ALABAMA                                                          4,918
--------------------------------------------------------------------------------
   ARIZONA - 4.5%
   Arizona State, School Facilities Board Authority RB,
      State School Improvement Project
      4.500%, 07/01/05                                   1,000            1,048
   Arizona State, Transportation Board
      Highway Authority RB
      5.375%, 07/01/13                                   1,000            1,079
   Tucson GO, Ser 1994-D
      6.250%, 07/01/14                                   1,000            1,169
--------------------------------------------------------------------------------
   TOTAL ARIZONA                                                          3,296
--------------------------------------------------------------------------------
   CALIFORNIA - 8.2%
   California State GO
      5.250%, 03/01/13                                   1,000            1,060
   California State GO, MBIA
      5.000%, 02/01/18                                   1,000            1,009
   Los Angeles, Water & Power RB, Ser A-A-1
      5.000%, 07/01/24                                   1,000              970
   Southern California,
      Metropolitan Water District RB, Ser A
      5.100%, 07/01/25                                   1,000              984
   University of California,
      Multiple Purpose Projects RB,
      Ser M, FGIC
      5.125%, 09/01/22                                   1,000            1,002
      5.125%, 09/01/23                                   1,000            1,000
--------------------------------------------------------------------------------
   TOTAL CALIFORNIA                                                       6,025
--------------------------------------------------------------------------------
   COLORADO - 4.3%
   Arapahoe County, Colorado School District No. 005 GO
      5.500%, 12/15/19                                   1,000            1,037
   Denver, City and County GO, Ser B
      5.625%, 08/01/07                                   1,000            1,100
   Denver, City and County School District GO, FGIC
      5.000%, 12/01/23                                   1,000              984
--------------------------------------------------------------------------------
   TOTAL COLORADO                                                         3,121
--------------------------------------------------------------------------------

14  APRIL 30, 2002

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
--------------------------------------------------------------------------------
   CONNECTICUT - 1.5%
   Connecticut State GO, Ser B
      5.200%, 06/15/13                                  $1,000          $ 1,061
--------------------------------------------------------------------------------
   TOTAL CONNECTICUT                                                      1,061
--------------------------------------------------------------------------------
   FLORIDA - 3.6%
   Florida State, Board of Education
      Capital Outlay GO, Ser A
      5.650%, 01/01/09                                     500              534
   Florida State, Department of Transportation GO,
      Right of Way Project, Ser B
      5.500%, 07/01/11                                   1,000            1,071
   Palm Beach County GO, Ser A
      5.450%, 08/01/13                                   1,000            1,066
--------------------------------------------------------------------------------
   TOTAL FLORIDA                                                          2,671
--------------------------------------------------------------------------------
   GEORGIA - 5.1%
   Cherokee County, School System GO
      5.250%, 08/01/15                                   1,000            1,052
   Fulton County, Development Authority RB,
      Georgia Tech Foundation Funding, Ser A
      5.000%, 11/01/21                                     500              491
   Fulton County, School District GO
      5.000%, 01/01/06                                   1,000            1,060
   Georgia State GO, Ser B
      6.000%, 03/01/12                                   1,000            1,146
--------------------------------------------------------------------------------
   TOTAL GEORGIA                                                          3,749
--------------------------------------------------------------------------------
   HAWAII - 2.2%
   Hawaii State GO, Ser CO, FGIC
      6.000%, 03/01/08                                   1,000            1,115
   Hawaii State GO, Ser CR, MBIA
      5.250%, 04/01/11                                     500              531
--------------------------------------------------------------------------------
   TOTAL HAWAII                                                           1,646
--------------------------------------------------------------------------------
   ILLINOIS - 2.9%
   Chicago, Project & Refunding GO, Ser C, FGIC
      5.500%, 01/01/19                                   1,000            1,035
   Illinois State GO, First Series
      5.500%, 06/01/05                                   1,000            1,072
--------------------------------------------------------------------------------
   TOTAL ILLINOIS                                                         2,107
--------------------------------------------------------------------------------
   KANSAS - 0.7%
   Kansas State, Development Finance Authority RB,
      Public Water Supply Revolving Loan, AMBAC
      5.500%, 04/01/20                                     500              532
--------------------------------------------------------------------------------
   TOTAL KANSAS                                                             532
--------------------------------------------------------------------------------

                                                             APRIL 30, 2002  15

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
--------------------------------------------------------------------------------
   MASSACHUSETTS - 7.4%
   Massachusetts State, Consolidated Loan GO,
      Ser A Pre-Refunded @ 101 (A)
      6.000%, 02/01/13                                  $1,000           $1,143
      6.000%, 02/01/14                                   1,000            1,142
   Massachusetts State, Consolidated Loan GO, Ser C
      5.250%, 08/01/17                                   1,000            1,055
      5.250%, 08/01/18                                   1,000            1,050
   Route 3 North, Transportation Improvement RB, MBIA
      5.750%, 06/15/18                                   1,000            1,065
--------------------------------------------------------------------------------
   TOTAL MASSACHUSETTS                                                    5,455
--------------------------------------------------------------------------------
   MINNESOTA - 0.7%
   Minnesota State, Public Facilities Authority RB,
      Water Pollution Control, Ser A
      6.000%, 03/01/09                                     500              535
--------------------------------------------------------------------------------
   TOTAL MINNESOTA                                                          535
--------------------------------------------------------------------------------
   NEVADA - 1.5%
   Clark County GO
      6.000%, 07/01/06                                   1,000            1,101
--------------------------------------------------------------------------------
   TOTAL NEVADA                                                           1,101
--------------------------------------------------------------------------------
   NEW JERSEY - 1.5%
   New Jersey State GO, Ser F
      5.500%, 08/01/11                                   1,000            1,103
--------------------------------------------------------------------------------
   TOTAL NEW JERSEY                                                       1,103
--------------------------------------------------------------------------------
   NEW YORK - 12.9%
   Brookhaven GO, FGIC
      5.500%, 10/01/13                                     500              533
   New York City GO, Ser B
      5.750%, 08/01/14                                   1,000            1,074
   New York City GO, Ser C, MBIA
      5.375%, 11/15/17                                   1,000            1,031
   New York City, Municipal Water Authority RB, Ser B
      5.000%, 06/15/24                                   1,000              976
   New York State GO, Ser A Pre-Refunded @ 101 (A)
      5.875%, 03/15/15                                   1,000            1,099
   New York State GO, Ser F
      5.250%, 09/15/13                                     500              529
   New York State, Dorm Authority RB, Rochester
      Institute of Technology Project, MBIA
      5.300%, 07/01/17                                   1,000            1,031
   New York State, Environmental Water Facilities RB,
      Pooled Loan Program, Ser B
      5.875%, 01/15/17                                   2,000            2,188


16  APRIL 30, 2002

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
--------------------------------------------------------------------------------
   Triborough, Bridge & Tunnel Authority RB, Ser A
      5.250%, 01/01/17                                  $1,000           $1,030
--------------------------------------------------------------------------------
   TOTAL NEW YORK                                                         9,491
--------------------------------------------------------------------------------
   NORTH CAROLINA - 3.4%
   Charlotte,  Water & Sewer Systems RB
      5.125%, 06/01/26                                   1,000              989
   Winston-Salem, Water & Sewer Systems RB
      5.250%, 06/01/21                                   1,500            1,522
--------------------------------------------------------------------------------
   TOTAL NORTH CAROLINA                                                   2,511
--------------------------------------------------------------------------------
   OHIO - 5.9%
   Columbus GO, Ser 2
      5.750%, 06/15/15                                   1,000            1,094
      5.500%, 06/15/16                                   1,000            1,059
   Ohio State RB, Higher Education Facilities
      Project, Ser II-A
      5.000%, 12/01/04                                   1,000            1,060
   Ohio State, Building Authority RB,
      State Facilities Adult
      Correctional Facilities, Ser A, FSA
      5.500%, 10/01/13                                   1,000            1,085
--------------------------------------------------------------------------------
   TOTAL OHIO                                                             4,298
--------------------------------------------------------------------------------
   OREGON - 1.5%
   Oregon State, Alternative Energy Project GO, Ser E
      5.800%, 07/01/07                                   1,000            1,060
--------------------------------------------------------------------------------
   TOTAL OREGON                                                           1,060
--------------------------------------------------------------------------------
   PENNSYLVANIA - 1.4%
   Pennsylvania State, Intergovernmental Authority ST,
      Philadelphia Funding Project, FGIC
      5.250%, 06/15/15                                   1,000            1,040
--------------------------------------------------------------------------------
   TOTAL PENNSYLVANIA                                                     1,040
--------------------------------------------------------------------------------
   SOUTH CAROLINA - 2.9%
   Greenville County, School District Authority RB
      6.000%, 12/01/21                                   1,000            1,052
   Lancaster County, School District GO, FSA
      5.100%, 03/01/15                                   1,000            1,039
--------------------------------------------------------------------------------
   TOTAL SOUTH CAROLINA                                                   2,091
--------------------------------------------------------------------------------
   TEXAS - 6.4%
   Collin County, Texas Highway Improvement GO
      5.500%, 02/15/18                                   1,000            1,036
   Dallas GO
      5.250%, 02/15/14                                   1,000            1,045
   Dallas, Independent School District GO
      5.250%, 08/15/12                                   1,000            1,059
   Houston, Independent School District GO
      5.375%, 08/15/17                                   1,000            1,021


                                                              APRIL 30, 2002  17

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                       SHARES/FACE         VALUE
DESCRIPTION                                            AMT. (000)          (000)
--------------------------------------------------------------------------------
   Lamar, Consolidated Independent School District GO
      5.500%, 02/15/15                                  $  500           $  525
--------------------------------------------------------------------------------
   TOTAL TEXAS                                                            4,686
--------------------------------------------------------------------------------
   UTAH - 1.5%
   Utah State, Intermountain Power Agency RB,
      Ser B, MBIA ETM
      6.000%, 07/01/06                                   1,000            1,111
--------------------------------------------------------------------------------
   TOTAL UTAH                                                             1,111
--------------------------------------------------------------------------------
   VIRGINIA - 2.6%
   Newport News GO, Ser A, MBIA
      5.625%, 07/01/15                                     795              838
   Virginia, Commonwealth Transportation Board RB,
      Northern Virginia Transportation Program, Ser A
      5.500%, 05/15/15                                   1,000            1,065
--------------------------------------------------------------------------------
   TOTAL VIRGINIA                                                         1,903
--------------------------------------------------------------------------------
   WASHINGTON - 4.4%
   Washington State GO, Ser A
      5.625%, 07/01/22                                   1,000            1,033
   Washington State GO, Ser B
      6.000%, 01/01/13                                   1,000            1,105
   Washington State GO, Ser C
      5.500%, 07/01/18                                   1,000            1,075
--------------------------------------------------------------------------------
   TOTAL WASHINGTON                                                       3,213
--------------------------------------------------------------------------------
   WEST VIRGINIA - 1.4%
   West Virginia State GO, State Road Project, FGIC
      5.625%, 06/01/18                                   1,000            1,053
--------------------------------------------------------------------------------
   TOTAL WEST VIRGINIA                                                    1,053
--------------------------------------------------------------------------------
   WISCONSIN - 1.5%
   Wisconsin State, Professional Baseball Stadium RB,
      Ser A, MBIA
      5.500%, 12/15/11                                   1,000            1,096
--------------------------------------------------------------------------------
   TOTAL WISCONSIN                                                        1,096
--------------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS
      (COST $67,757)                                                     70,873
--------------------------------------------------------------------------------
OTHER INVESTMENT COMPANY - 3.1%
   Expedition Tax-Free Money Market Fund             2,241,847            2,242
--------------------------------------------------------------------------------
   TOTAL OTHER INVESTMENT COMPANY
      (COST $2,242)                                                       2,242
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.7%
      (COST $69,999)                                                     73,115
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 0.3%                                      236
--------------------------------------------------------------------------------

18  APRIL 30, 2002

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                           VALUE
DESCRIPTION                                                                (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares
   (unlimited authorization -- no par value)
   based on 6,755,960 outstanding shares of
   beneficial interest                                                  $68,545
Portfolio Capital of Investment Shares - Class A
   (unlimited authorization -- no par value)
   based on 81,789 outstanding shares of
   beneficial interest                                                      840
Portfolio Capital of Investment Shares - Class B
   (unlimited authorization -- no par value)
   based on 17,654 outstanding shares of
   beneficial interest                                                      186
Undistributed net investment income                                          30
Accumulated net realized gain on investments                                634
Net unrealized appreciation on investments                                3,116
--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                                           $73,351
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES                                                  $10.70
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A                                           $10.70
--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A (1)                                       $11.15
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS B                                           $10.70
--------------------------------------------------------------------------------
(A) Pre-Refunded Security - The maturity date shown is the pre-refunded date.
(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.
AMBAC -- American  Municipal  Bond Assurance Company
ETM -- Escrowed to Maturity
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial  Security  Assurance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
ST -- Special Tax

                                                              APRIL 30, 2002  19

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 72.6%
   AUTOMOTIVE - 3.8%
   Guardian Industries
      1.830%, 05/21/02                                 $ 2,473          $ 2,471
      1.900%, 07/16/02                                   5,000            4,980
      1.800%, 07/29/02                                   5,176            5,153
      1.800%, 08/05/02                                   2,975            2,961
      1.960%, 08/06/02                                   4,848            4,822
--------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                      20,387
--------------------------------------------------------------------------------
   BANKS - 1.3%
   Wells Fargo
      1.730%, 05/03/02                                   7,000            6,999
--------------------------------------------------------------------------------
   TOTAL BANKS                                                            6,999
--------------------------------------------------------------------------------
   BROKER/DEALERS - 7.7%
   Goldman Sachs
      1.820%, 05/31/02                                   5,000            4,992
      1.800%, 06/26/02                                  10,000            9,972
      1.930%, 07/08/02                                   5,000            4,982
   Merrill Lynch
      1.880%, 05/01/02                                   5,000            5,000
   Morgan Stanley Dean Witter
      1.770%, 05/07/02                                  10,000            9,997
      1.950%, 06/25/02                                   7,000            6,979
--------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                  41,922
--------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 17.5%
   American General Finance
      1.800%, 06/14/02                                  10,000            9,978
      1.760%, 06/28/02                                  10,000            9,972
   General Electric Capital
      1.820%, 06/04/02                                   9,000            8,984
      1.580%, 06/13/02                                  10,000            9,981
   Quincy Capital
      1.800%, 05/16/02                                   7,000            6,995
      0.000%, 06/03/02                                  11,000           10,982
      1.780%, 06/12/02                                   5,000            4,990
   Toyota Motor Credit
      1.800%, 05/02/02                                   8,200            8,200
      1.820%, 05/03/02                                   5,000            4,999
   Transamerica Finance
      1.790%, 05/10/02                                  10,000            9,995
      1.780%, 05/17/02                                  10,000            9,992
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                  95,068
--------------------------------------------------------------------------------

20  APRIL 30, 2002

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 0.9%
   Alabama Power Company
      1.790%, 05/07/02                                 $ 5,000          $ 4,999
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                              4,999
--------------------------------------------------------------------------------
   FUNDING CORPORATIONS - 16.5%
   Centric Capital
      1.820%, 05/08/02                                   3,100            3,099
      1.920%, 06/18/02                                   5,000            4,987
      1.950%, 06/19/02                                   4,000            3,989
      1.950%, 06/21/02                                   1,300            1,296
   Falcon Asset Securitization
      1.790%, 05/14/02                                  10,000            9,994
      1.820%, 06/06/02                                   2,503            2,498
      1.830%, 06/11/02                                   6,000            5,988
      2.040%, 07/10/02                                   4,136            4,120
   Preferred Receivables Funding
      0.000%, 05/15/02                                   8,000            7,994
      1.850%, 05/21/02                                  10,000            9,990
      1.800%, 07/25/02                                   3,420            3,405
   Receivables Capital
      1.790%, 05/28/02                                   6,000            5,992
      1.820%, 07/22/02                                   4,350            4,332
   Southern Company Funding
      1.800%, 05/06/02                                  10,000            9,998
      1.830%, 05/09/02                                   4,000            3,998
      0.000%, 05/21/02                                   7,500            7,493
--------------------------------------------------------------------------------
   TOTAL FUNDING CORPORATIONS                                            89,173
--------------------------------------------------------------------------------
   LEASING & RENTING - 4.1%
   International Lease Finance
      1.760%, 05/06/02                                   7,000            6,998
      1.830%, 05/21/02                                   5,000            4,995
      1.790%, 05/28/02                                  10,000            9,987
--------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                               21,980
--------------------------------------------------------------------------------
   MISCELLANEOUS BUSINESS SERVICES - 3.3%
   General Electric
      1.750%, 06/17/02                                   8,150            8,131
      1.750%, 06/28/02                                  10,000            9,972
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                 18,103
--------------------------------------------------------------------------------

                                                              APRIL 30, 2002  21

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
--------------------------------------------------------------------------------
   PHARMACEUTICALS - 3.7%
   Abbott Labs
      1.800%, 05/08/02                                 $10,000          $ 9,997
      1.800%, 05/15/02                                  10,000            9,993
--------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                                 19,990
--------------------------------------------------------------------------------
   SPECIAL PURPOSE ENTITY - 3.4%
   Three Pillars
      1.820%, 06/10/02                                   7,000            6,986
      1.800%, 06/20/02                                   6,831            6,814
      1.830%, 07/31/02                                   4,509            4,488
--------------------------------------------------------------------------------
   TOTAL SPECIAL PURPOSE ENTITY                                          18,288
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 10.4%
   BellSouth
      1.720%, 05/23/02                                   9,458            9,448
   SBC Communications
      1.800%, 05/09/02                                  14,000           13,994
      1.810%, 06/07/02                                   9,000            8,983
   Verizon Net Funding
      1.790%, 05/07/02                                  10,000            9,997
      1.830%, 05/17/02                                   8,000            7,994
      1.770%, 05/21/02                                   6,000            5,994
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                 56,410
--------------------------------------------------------------------------------
   TOTAL COMMERCIAL PAPER
      (COST $393,319)                                                   393,319
--------------------------------------------------------------------------------
CORPORATE BONDS - 14.6%
   BANKS - 1.2%
   Banc One
      6.400%, 08/01/02                                   2,400            2,425
   Bank of  America
      7.000%, 05/15/03                                   2,000            2,086
   Wells Fargo
      6.500%, 09/03/02                                   2,000            2,019
--------------------------------------------------------------------------------
   TOTAL BANKS                                                            6,530
--------------------------------------------------------------------------------
   BROKER/DEALERS - 5.5%
   Bear Stearns
      6.500%, 08/01/02                                   7,350            7,408
      6.125%, 02/01/03                                   1,700            1,741
   Goldman Sachs Group
      5.900%, 01/15/03                                   2,000            2,044
   Merrill Lynch
      6.000%, 02/12/03                                   6,895            7,075

22  APRIL 30, 2002

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
   Merrill Lynch, Ser B, MTN
      7.520%, 05/03/02                                $  1,000          $ 1,000
      5.610%, 01/29/03                                   2,000            2,045
      7.180%, 02/11/03                                   3,500            3,627
   Morgan Stanley Dean Witter
      7.125%, 01/15/03                                   3,000            3,099
   Morgan Stanley Dean Witter, Ser C, MTN
      7.375%, 04/15/03                                   2,000            2,088
--------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                  30,127
--------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 5.6%
   American General Finance, Ser E, MTN
      6.550%, 06/24/02                                   1,495            1,500
   Associates Corporation of North America
      6.375%, 07/15/02                                   2,200            2,212
      5.875%, 07/15/02                                   1,100            1,104
      6.500%, 08/15/02                                   1,000            1,008
      6.500%, 10/15/02                                   2,000            2,033
      6.000%, 04/15/03                                   1,285            1,320
   Associates Corporation of North America Ser H, MTN
      6.900%, 07/29/02                                   1,500            1,510
   Associates Corporation of North America, Ser H, MTN
      6.010%, 02/07/03                                   1,000            1,024
      6.690%, 04/01/03                                   3,000            3,110
   Associates Corporation of North America, Ser I, MTN
      6.970%, 05/09/02                                   3,000            3,002
   Household Finance
      5.875%, 11/01/02                                   4,155            4,224
   Norwest Financial
      6.375%, 07/16/02                                   1,000            1,005
      6.250%, 11/01/02                                   3,000            3,056
   Norwest Financial/Wells Fargo
      7.000%, 01/15/03                                   1,000            1,031
   Transamerica Finance
      7.250%, 08/15/02                                   2,970            3,002
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                  30,141
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 1.1%
   Alabama Power, Ser M
      7.850%, 05/15/03                                   1,000            1,050
   Georgia Power, Ser F
      5.750%, 01/31/03                                   5,000            5,125
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                              6,175
--------------------------------------------------------------------------------

                                                              APRIL 30, 2002  23

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                       SHARES/FACE         VALUE
DESCRIPTION                                            AMT. (000)          (000)
--------------------------------------------------------------------------------
   LEASING & RENTING - 0.2%
   International Lease Financing, Ser L, MTN
      4.910%, 04/04/03                                 $ 1,000          $ 1,016
--------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                                1,016
--------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 0.6%
   General Electric Capital
      5.375%, 01/15/03                                   3,000            3,059
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                      3,059
--------------------------------------------------------------------------------
   UTILITIES - 0.4%
   National Rural Utilities
      7.375%, 02/10/03                                   2,000            2,074
--------------------------------------------------------------------------------
   TOTAL UTILITIES                                                        2,074
--------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS
      (COST $79,122)                                                     79,122
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 3.1%
   FNMA
      5.250%, 01/15/03                                   2,000            2,041
   SLMA
      1.840%, 05/16/02                                  10,000           10,000
      1.820%, 07/18/02                                   5,000            5,000
--------------------------------------------------------------------------------
   TOTAL U.S.GOVERNMENT OBLIGATIONS
      (COST $17,041)                                                     17,041
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 7.3%
   JP Morgan Chase
      1.820%, dated 04/30/02, matures
      05/01/02, repurchase price $39,753,010
      (collateralized by U.S. Treasury Obligations,
      total market value $40,943,682) (A)               39,751           39,751
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $39,751)                                                     39,751
--------------------------------------------------------------------------------
OTHER INVESTMENT COMPANY - 2.2%
   Financial Square Government Money Market Fund     11,814,267          11,814
--------------------------------------------------------------------------------
   TOTAL OTHER INVESTMENT COMPANY
      (COST $11,814)                                                     11,814
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.8%
      (COST $541,047)                                                   541,047
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 0.2%                                      917
--------------------------------------------------------------------------------

24  APRIL 30, 2002

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                           VALUE
DESCRIPTION                                                                (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares
   (unlimited authorization -- no par value)
   based on 171,612,082 outstanding shares of
   beneficial interest                                                 $171,612
Portfolio Capital of Investment Service Shares
  (unlimited authorization -- no par value)
   based on 322,853,752 outstanding shares of
   beneficial interest                                                  322,854
Portfolio Capital of Sweep Class Shares
   (unlimited authorization -- no par value)
   based on 47,456,909 outstanding shares of
   beneficial interest                                                   47,455
Distributions in excess of net investment income                             (1)
Accumulated net realized gain on investments                                 44
--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                                          $541,964
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES                                                   $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SERVICE SHARES                                              $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   SWEEP CLASS SHARES                                                     $1.00
--------------------------------------------------------------------------------
(A) Tri-party Repurchase Agreement
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series
SLMA -- Student Loan Marketing Association

                                                              APRIL 30, 2002  25

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.5%
   ALABAMA - 3.0%
   Mobile, Industrial Development Board RB, Holnam Inc.
      Project, Ser B (A) (B) (C)
      1.700%, 06/01/32                                  $3,000          $ 3,000
   Montgomery County, Special Care Financing
      Authority RB, VHA  Alabama Incorporated
      Project, Ser H, AMBAC (A) (B)
      1.700%, 12/01/30                                   1,200            1,200
--------------------------------------------------------------------------------
   TOTAL ALABAMA                                                          4,200
--------------------------------------------------------------------------------
   ARIZONA - 3.2%
   Apache County, Industrial Development Authority RB,
      Tucson Electrical Power - Springerville
      Project (A) (B) (C)
      1.650%, 12/01/20                                     600              600
   Arizona State, Healthcare Facilities Authority RB,
      Pooled Financing, Ser A (A) (B)
      1.900%, 06/01/30                                     700              700
   Pinal County, Arizona, Industrial Development
      Authority RB, Newmont Project (A) (B)
      1.700%, 12/01/09                                   3,300            3,300
--------------------------------------------------------------------------------
   TOTAL ARIZONA                                                          4,600
--------------------------------------------------------------------------------
   COLORADO - 3.2%
   Castle Pines, North Metropolitan District Authority
      GO (A)(B)(C)
      1.800%, 12/01/28                                   1,200            1,200
   Colorado State, Health Facilities Authority RB,
      Visiting Nurse Corp. Project, Ser A (A) (B) (C)
      1.800%, 07/01/31                                   1,000            1,000
   SBC Metropolitan District GO, (A) (B) (C)
      2.000%, 12/01/17                                   1,550            1,550
   Summit County, Colorado Recreational  Facilities
      Authority RB, Copper Mountain Project (A) (B) (C)
      1.600%, 04/01/17                                     810              810
--------------------------------------------------------------------------------
   TOTAL COLORADO                                                         4,560
--------------------------------------------------------------------------------
   DELAWARE - 0.5%
   Delaware State, Economic Development Authority RB,
      School House Project (A) (B) (C)
      1.850%, 12/01/15                                     750              750
--------------------------------------------------------------------------------
   TOTAL DELAWARE                                                           750
--------------------------------------------------------------------------------
   FLORIDA - 6.0%
   Capital Trust Agency, Multi-Family Housing Authority RB,
      Community Loan Program (A) (B)
      1.830%, 12/01/32                                   2,455            2,455
--------------------------------------------------------------------------------

26  APRIL 30, 2002

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
   Florida State, Multi-Family Housing Finance Authority RB,
      Town Colony Project, Ser EE (A) (B) (C)
      1.750%, 09/01/08                                  $2,200          $ 2,200
   Miami-Dade County, Industrial Development Authority RB,
      Holy Cross Academy Project (A) (B) (C)
      1.700%, 07/01/20                                   1,400            1,400
   Orange County, Industrial Development Authority RB,
      Orlando Hawaiian Motel (A) (B) (C)
      1.900%, 10/01/15                                     765              765
   Palm Beach County, Economic Development Authority RB,
      YMCA Boynton Beach Project (A) (B) (C)
      1.700%, 01/01/24                                   1,700            1,700
--------------------------------------------------------------------------------
   TOTAL FLORIDA                                                          8,520
--------------------------------------------------------------------------------
   GEORGIA - 6.1%
   Clayton County, Multi-Family Housing Authority RB,
      Rivers Edge Project (A) (B) (C)
      1.750%, 08/01/06                                   1,400            1,400
   DeKalb County, Multi-Family Housing Authority RB,
      Winters Creek Apartments Project, FNMA (A) (B)
      1.700%, 06/15/25                                     300              300
   Gwinnett County, Multi-Family Housing Authority RB,
      Post Chase Project, FNMA (A) (B)
      1.700%, 06/01/25                                   1,000            1,000
   Gwinnett County, Multi-Family Housing Authority RB,
      Post Corners Project, FNMA (A) (B)
      1.700%, 06/01/25                                   1,300            1,300
   Roswell, Multi-Family Housing Authority RB,
      Post Canyon Project, FNMA (A) (B)
      1.700%, 06/01/25                                   1,000            1,000
   Southern Georgia, Hospital Revenue Authority RB,
      Alliance Community Hospitals Project,
      Ser A, AMBAC (A) (B)
      1.900%, 04/01/29                                   1,900            1,900
   Walton County, Industrial Development Authority RB,
      Walton Monroe Mills, Ser B (A) (B) (C)
      1.700%, 06/01/04                                   1,700            1,700
--------------------------------------------------------------------------------
   TOTAL GEORGIA                                                          8,600
--------------------------------------------------------------------------------
   ILLINOIS - 14.3%
   East Peoria, Multi-Family Housing RB (A) (B) (C)
      1.950%, 06/01/08                                     525              525
   Illinois State, Development Finance Authority RB,
      Goodman Theater Project (A) (B) (C)
      1.750%, 12/01/33                                   1,750            1,750
   Illinois State, Development Finance Authority RB,
      World Communications Inc. Project, (A) (B) (C)
      1.700%, 08/01/15                                     500              500

                                                              APRIL 30, 2002  27

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
   Illinois State, Educational Facilities Authority RB,
      ACI Cultural Pooled Financing Project (A) (B) (C)
      1.700%, 08/01/30                                  $3,600          $ 3,600
   Illinois State, Educational Facilities Authority RB,
      Art Institute of Chicago Project (A) (B)
      1.750%, 03/01/27                                   1,500            1,500
   Illinois State, Educational Facilities Authority RB,
      Concordia University River Project (A) (B) (C)
      1.750%, 10/01/31                                   1,100            1,100
   Illinois State, Health Facilities Authority RB,
      Elmhurst Memorial Hospital Project, Ser B (A) (B)
      1.800%, 01/01/20                                     100              100
   Kane, McHenry, Cook and DeKalb Counties TAW
      3.750%, 09/27/02                                   1,000            1,004
   Lake County, Community Unit School District GO,
      Ser A, FSA ETM
      6.100%, 12/01/02                                   1,500            1,537
   Lincolnwood, Industrial Development Authority RB,
      Self Storage Center Project (A) (B) (C)
      1.850%, 02/01/04                                   1,270            1,270
   Oakbrook Terrace, Industrial Development Authority RB,
      Oakbrook Terrace Atrium Project (A) (B) (C)
      1.650%, 12/01/25                                   2,000            2,000
   Orland Park, Industrial Development Authority
      RB (A) (B) (C)
      1.750%, 12/28/04                                     890              890
   River Grove, Industrial Development Authority RB,
      Self Storage Center Project (A) (B) (C)
      1.850%, 02/01/03                                   1,285            1,285
   Rockford, School District #205 TAW
      3.400%, 10/30/02                                   2,200            2,207
   Tinley Park, Special Assessment RB, Town Pointe
      Development Project (A) (B) (C)
      1.700%, 02/01/07                                   1,145            1,145
--------------------------------------------------------------------------------
   TOTAL ILLINOIS                                                        20,413
--------------------------------------------------------------------------------
   INDIANA - 9.0%
   Indiana State, Development Finance Authority RB,
      Cathedral High School Project (A) (B) (C)
      1.700%, 09/01/26                                   2,500            2,500
   Indiana State, Educational Facilities Authority RB,
      Evansville University Project, Ser B (A) (B) (C)
      1.850%, 12/01/29                                   2,000            2,000
   Indiana State, Health Facilities Financing Authority RB,
      Capital Access Project (A) (B) (C)
      1.700%, 04/01/13                                   4,100            4,100
--------------------------------------------------------------------------------

28  APRIL 30, 2002

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
   Vigo County, Independent School Corp. Temporary
      Loan Warrants
      2.300%, 12/30/02                                  $1,000          $ 1,001
   Warren Township, Metropolitan School District TAW
      4.000%, 06/28/02                                   3,200            3,209
--------------------------------------------------------------------------------
   TOTAL INDIANA                                                         12,810
--------------------------------------------------------------------------------
   IOWA - 2.2%
   Chillicothe, Pollution Control Authority RB,
      Iowa-Illinois Gas & Electric Project (A) (B)
      1.850%, 01/01/23                                   2,700            2,700
   Iowa State, Finance Authority RB, Burlington Medical
      Center Project, FSA (A) (B)
      1.700%, 06/01/27                                     150              150
   Iowa State, Finance Authority RB, Drake University
      Project (A) (B) (C)
      1.750%, 07/01/31                                     100              100
   Iowa State, Higher Education Loan Authority RB,
      Palmer Chiropractor Project (A) (B) (C)
      1.750%, 04/01/27                                     100              100
   Iowa State, Higher Education Loan Authority RB,
      Wartburg Project, (A) (B) (C)
      1.700%, 03/01/30                                     100              100
--------------------------------------------------------------------------------
   TOTAL IOWA                                                             3,150
--------------------------------------------------------------------------------
   KANSAS - 0.8%
   Olathe, Recreational Facility Authority RB, YMCA of
      Greater Kansas City Project, Ser B (A) (B) (C)
      1.800%, 11/01/16                                   1,100            1,100
--------------------------------------------------------------------------------
   TOTAL KANSAS                                                           1,100
--------------------------------------------------------------------------------
   KENTUCKY - 4.3%
   Breathitt County, Justice Center BAN
      2.720%, 08/01/02                                   1,000            1,000
   Lexington-Fayette Urban County, Government Industrial
      Building Authority RB, American Horse Shows
      Association Project (A) (B) (C)
      1.850%, 12/01/18                                   2,060            2,060
   Lexington-Fayette Urban County, Sayre School
      RB (A) (B) (C)
      1.750%, 08/01/21                                   3,000            3,000
--------------------------------------------------------------------------------
   TOTAL KENTUCKY                                                         6,060
--------------------------------------------------------------------------------
   MASSACHUSETTS - 1.1%
   New England, Educational Loan Marketing Corp. RB,
      6.600%, 09/01/02                                   1,500            1,522
--------------------------------------------------------------------------------
   TOTAL MASSACHUSETTS                                                    1,522
--------------------------------------------------------------------------------
                                                              APRIL 30, 2002  29

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
   MICHIGAN - 5.5%
   Jackson County, Economic Development Authority RB,
      Thrifty Leoni Project (A) (B) (C)
      2.000%, 12/01/14                                  $1,000          $ 1,000
   Lakeville, Community School District GO
      3.400%, 06/28/02                                   1,000            1,000
   Michigan State Job Development Authority RB,
      East Lansing Residential Project (A) (B) (C)
      1.650%, 12/01/14                                     900              900
   Michigan State, Municipal Bond Authority RN, Ser C-2 (C)
      3.500%, 08/22/02                                   1,000            1,003
   Michigan State, Strategic Fund RB, Detroit Symphony
      Project, Ser A (A) (B) (C)
      1.650%, 06/01/31                                     500              500
   University of Michigan, University Authority RB,
      Hospital Project, Ser A (A) (B)
      1.700%, 12/01/27                                   3,450            3,450
--------------------------------------------------------------------------------
   TOTAL MICHIGAN                                                         7,853
--------------------------------------------------------------------------------
   MINNESOTA - 2.7%
   Mankato, Revenue Authority RB, Bethany Lutheran College
      Project, Ser B, (A) (B) (C)
      1.700%, 11/01/15                                     100              100
   Minneapolis & St Paul, Housing& Redevelopment
      Authority RB, Childrens Healthcare System Project,
      Ser B, FSA (A) (B)
      1.700%, 08/15/25                                   2,700            2,700
   St. Paul, Port Authority Industrial Development RB,
      Minnesota Divers Industrial Project, Ser 1 (A) (B) (C)
      1.850%, 06/01/19                                   1,000            1,000
--------------------------------------------------------------------------------
   TOTAL MINNESOTA                                                        3,800
--------------------------------------------------------------------------------
   MISSOURI - 4.0%
   Clayton, Industrial Development Authority RB,
      Bailey Court Project (A) (B) (C)
      1.830%, 01/01/09                                     500              500
   Kansas City, Industrial Development Authority RB,
      Clover Sets Apartment Program (A) (B) (C)
      2.050%, 10/01/15                                   1,455            1,455
   Kansas City, Industrial Development Authority RB,
      Bethesda Living Center Project, Ser A (A) (B) (C)
      1.750%, 08/01/31                                   2,200            2,200
   Missouri State, Health & Educational
      Facilities Authority RB,
      Drury College Project (A) (B) (C)
      1.750%, 08/15/24                                     200              200
   Missouri State, Health & Educational Facilities
      Authority RN, Joplin R-VIII School District
      Project, Ser J
      3.000%, 10/21/02                                     400              401
--------------------------------------------------------------------------------

30  APRIL 30, 2002

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
   Saint Louis, Industrial Development Authority RB,
      Schnuck Markets Kirkwood Project (A) (B) (C)
      1.825%, 12/01/15                                  $  900          $   900
--------------------------------------------------------------------------------
   TOTAL MISSOURI                                                         5,656
--------------------------------------------------------------------------------
   MONTANA - 1.1%
   Montana State, Board Investment RB, Municipal
      Finance Consolidated-Intercap Project (A) (B)
      1.900%, 03/01/25                                   1,500            1,500
--------------------------------------------------------------------------------
   TOTAL MONTANA                                                          1,500
--------------------------------------------------------------------------------
   NEW HAMPSHIRE - 0.7%
   New Hampshire State,  Municipal Bond Bank Authority
      GO, Ser A
      4.125%, 08/15/02                                   1,000            1,004
--------------------------------------------------------------------------------
   TOTAL NEW HAMPSHIRE                                                    1,004
--------------------------------------------------------------------------------
   NEW YORK - 0.8%
   Mount Kisco, BAN
      2.900%, 08/28/02                                   1,150            1,152
--------------------------------------------------------------------------------
   TOTAL NEW YORK                                                         1,152
--------------------------------------------------------------------------------
   OHIO - 3.8%
   Bellevue, Hospital Facilities Authority RB,
      The Bellevue Hospital Project (A) (B) (C)
      1.750%, 03/01/17                                     750              750
   Clermont County, Economic Development Authority RB,
      John Q. Hammons Project (A) (B) (C)
      2.200%, 05/01/12                                     715              715
   Cuyahoga County, Health Care Facilities Authority RB,
      Cleveland Neighborhood Project, Ser A (A) (B) (C)
      2.000%, 06/01/02                                     255              255
   Ohio State, American Municipal Power BAN,
      Amherst City Project
      2.300%, 12/05/02                                   1,065            1,065
   Ohio State, American Municipal Power BAN,
      Bowling Green Project
      2.250%, 12/04/02                                   1,000            1,000
   Ohio State, Higher Education Facilities RB,
      Kenyon College Project (A)(B)
      1.750%, 08/01/33                                     150              150
   Toledo Lucas County, Port Facilities Authority RB,
       Toledo Museum of Art Project (A) (B) (C)
      1.700%, 09/01/19                                   1,200            1,200
   Westlake, Economic Development Authority RB,
      Cross County Inns Project (A) (B) (C)
      2.650%, 11/01/06                                     295              295
--------------------------------------------------------------------------------
   TOTAL OHIO                                                             5,430
--------------------------------------------------------------------------------

                                                              APRIL 30, 2002  31

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
   OKLAHOMA - 2.2%
   Oklahoma City GO
      5.500%, 07/01/02                                  $1,100          $ 1,105
   Tulsa, Industrial Development Authority RB,
      Tulsa County Housing Fund Project (A) (B)
      1.830%, 10/01/32                                   2,000            2,000
--------------------------------------------------------------------------------
   TOTAL OKLAHOMA                                                         3,105
--------------------------------------------------------------------------------
   OREGON - 0.7%
   Oregon State TRAN, Ser A,
      3.250%, 05/01/03                                   1,000            1,012
--------------------------------------------------------------------------------
   TOTAL OREGON                                                           1,012
--------------------------------------------------------------------------------
   PENNSYLVANIA - 8.0%
   Allegheny County GO, Ser C-50 (A) (B)
      3.150%, 05/01/27                                   2,500            2,500
   Allegheny County TRAN, Ser B,
      3.250%, 12/20/02                                   2,000            2,014
   Dauphin County, General Authority RB, Allied Health
      Pooled Financing Program, Ser B, FSA (A) (B)
      1.800%, 10/01/27                                   1,400            1,400
   North Wales, Rural Water Authority RN
      4.000%, 12/15/02                                     500              507
   Pennsylvania State, Economic Development Financing
      Authority RB, Philadelphia Area Project, Ser J3 (A) (B) (C)
      1.730%, 11/01/30                                   4,200            4,200
   Philadelphia, Authority For Industrial Development RB,
      Inglis House Project (A) (B)
      3.000%, 05/01/17                                     500              500
   Philadelphia, Hospital & Higher Education Facilities
      Authority RB, Temple East Project, Ser B (A) (B) (C)
      1.800%, 06/01/14                                     300              300
--------------------------------------------------------------------------------
   TOTAL PENNSYLVANIA                                                    11,421
--------------------------------------------------------------------------------
   SOUTH CAROLINA - 0.2%
   South Carolina State, Housing Finance & Development
      Authority RB, Greenville Rent Housing Project,
      Ser A, FHLMC (A) (B)
      1.750%, 08/01/31                                     300              300
--------------------------------------------------------------------------------
   TOTAL SOUTH CAROLINA                                                     300
--------------------------------------------------------------------------------
   TENNESSEE - 2.5%
   Cleveland, Industrial Development Board RB, YMCA
      Metropolitan Chattanooga Project (A) (B) (C)
      1.700%, 07/01/19                                   1,800            1,800
   Memphis, Health Educational & Housing Facilities
      Authority RB, Not-For-Profit Multi-Family Housing
      Program (A) (B)
      1.830%, 08/01/32                                     700              700

32  APRIL 30, 2002

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
   Wilson County, Industrial Development Board RB,
      Hartmann Luggage Co. Project (A) (B)
      1.780%, 07/01/26                                  $1,100          $ 1,100
--------------------------------------------------------------------------------
   TOTAL TENNESSEE                                                        3,600
--------------------------------------------------------------------------------
   TEXAS - 0.5%
   Austin, Utility Systems RB, Pre-Refunded @ 100 (A)(B)(D)
      8.625%, 11/15/17                                     250              251
   Corpus Christi, Industrial Development Authority RB,
      Texas Air Investment Project (A) (B) (C)
      1.800%, 08/01/11                                     410              410
--------------------------------------------------------------------------------
   TOTAL TEXAS                                                               661
--------------------------------------------------------------------------------
   VERMONT - 2.0%
   Vermont State, Educational & Health Buildings
      Financing Authority RB, Capital Asset Financing
      Program, Ser 1 (A) (B) (C)
      1.750%, 06/01/22                                   2,800            2,800
--------------------------------------------------------------------------------
   TOTAL VERMONT                                                          2,800
--------------------------------------------------------------------------------
   WASHINGTON - 3.4%
   Seattle, Low Income Housing Authority RB,
      Foss Home Project (A) (B) (C)
      1.700%, 12/01/24                                   2,690            2,690
   Washington State, Housing Finance Commission
      Non-Profit RB, Vincent Depaul Project, Ser A, (A) (B) (C)
      1.750%, 02/01/30                                     500              500
   Washington State, Housing Finance Commission Non-Profit
      RB, JATC Educational Development Project (A) (B) (C)
      1.850%, 11/01/25                                   1,500            1,500
   Washington State, Housing Finance Commission Non-Profit RB, YMCA
      Columbia/Willamette Project (A) (B) (C)
      1.800%, 08/01/24                                     100              100
--------------------------------------------------------------------------------
   TOTAL WASHINGTON                                                       4,790
--------------------------------------------------------------------------------
   WEST VIRGINIA - 0.8%
   Putnam County, Industrial Development RB,
      FMC Corporation Project (A) (B) (C)
      1.550%, 10/01/11                                   1,200            1,200
--------------------------------------------------------------------------------
   TOTAL WEST VIRGINIA                                                    1,200
--------------------------------------------------------------------------------
   WISCONSIN - 4.2%
   Douglas County BAN
      3.000%, 12/04/02                                   1,000            1,004
   Lomira, School District Authority TRAN
      2.290%, 08/23/02                                   1,000            1,000
   West Salem, School District TRAN
      2.820%, 08/28/02                                     525              525
                                                              APRIL 30, 2002  33

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)         (000)
--------------------------------------------------------------------------------
   Wisconsin State, Health & Educational Facilities
      Authority RB, Milwaukee Protestant Home Project,
      Ser A (A) (B) (C)
      1.750%, 10/01/29                                  $  900          $   900
   Wisconsin State, Health & Educational Facilities
      Authority RB, Oakwood Village East Lutheran Homes
      Project (A) (B) (C)
      1.750%, 08/15/30                                   2,600            2,600
--------------------------------------------------------------------------------
   TOTAL WISCONSIN                                                        6,029
--------------------------------------------------------------------------------
   WYOMING - 0.4%
   Cheyenne County, Economic Development RB,
      Holiday Inn Project (A) (B) (C)
      1.900%, 10/01/10                                     520              520
--------------------------------------------------------------------------------
   TOTAL WYOMING                                                            520
--------------------------------------------------------------------------------
   MULTI-STATE - 2.3%
   Greystone, Municipal Lease Certificate Trust Authority
      COP, Ser A (A) (B) (C)
      1.850%, 07/01/05                                     680              680
   Greystone, Tax Exempt Certificate Trust Authority RB,
      Senior Certificate of Beneficial Ownership Project (A) (B) (C)
      1.860%, 05/01/28                                   1,805            1,805
   McDonald Tax-Exempt Mortgage Trust (A) (B) (C)
      3.300%, 01/15/09                                     575              575
      3.300%, 01/15/09 (A) (B) (C)                         253              253
--------------------------------------------------------------------------------
   TOTAL MULTI-STATE                                                      3,313
--------------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS
      (COST $141,431)                                                   141,431
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.5%
      (COST $141,431)                                                   141,431
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 0.5%                                      714
--------------------------------------------------------------------------------

34  APRIL 30, 2002

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                           VALUE
DESCRIPTION                                                                (000)
--------------------------------------------------------------------------------

NET ASSETS:
Portfolio Capital of Institutional Shares
   (unlimited authorization -- no par value)
   based on 63,490,124 outstanding shares of
   beneficial interest                                                $  63,490
Portfolio Capital of Investment Service Shares
   (unlimited authorization -- no par value)
   based on 74,903,782 outstanding shares of
   beneficial interest                                                   74,904
Portfolio Capital of Sweep Class Shares
   (unlimited authorization -- no par value)
   based on 3,759,121 outstanding shares of
   beneficial interest                                                    3,759
Accumulated net realized loss on investments                                (8)
--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                                          $142,145
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES                                                   $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SERVICE SHARES                                              $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   SWEEP CLASS SHARES                                                     $1.00
--------------------------------------------------------------------------------
(A) Floating rate security.
(B) Put & Demand Feature -- the date reported is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- The maturity date shown is the pre-refunded date. AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Notes
ETM -- Escrowed to Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial  Security Assurance
GO -- General Obligation
RN -- Revenue Notes
RB -- Revenue Bond
Ser -- Series
TAW -- Tax Anticipation Warrants
TRAN -- Tax & Revenue Anticipation Notes

                                                              APRIL 30, 2002  35

EXPEDITION EQUITY FUND
STATEMENTS OF OPERATIONS (000) (UNAUDITED)
For the six months ended April 30, 2002


                                                EXPEDITION         EXPEDITION
                                                  EQUITY          EQUITY INCOME
                                                   FUND               FUND
                                                ----------        --------------
INVESTMENT INCOME:
   Dividends                                     $ 1,729             $   175
   Interest                                           32                   5
                                                 -------             -------
   Total investment income                         1,761                 180
                                                 -------             -------
EXPENSES:
     Investment Advisory fees                      1,133                  83
   Administrator fees                                302                  37
   Transfer Agent fees                               170                  44
   Custody fees                                       30                   2
   Directors' fees                                     2                   1
   Registration fees                                  30                   1
   Professional fees                                  16                   6
   Printing fees                                      15                   1
   Distribution fees--
     Investment Shares - Class A                      15                   1
     Investment Shares - Class B                      97                   5
   Amortization of organization costs                 14                  --
   Other fees                                          5                  --
                                                 -------             -------
   Total  expenses                                 1,829                 181
                                                 -------             -------
   Less:
   Waiver of Investment Advisory fees                 --                 (38)
                                                 -------             -------
     Net expenses                                  1,829                 143
                                                 -------             -------
   Investment income (loss)-- net                    (68)                 37
                                                 -------             -------
   Net realized loss on investments               (1,661)             (1,863)
   Net change in unrealized appreciation
     of investments                               10,598               1,089
                                                 -------             -------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                    8,937                (774)
                                                 -------             -------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                  $ 8,869             $  (737)
                                                 =======             =======

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36 APRIL 30, 2002

STATEMENTS OF OPERATIONS (000) (UNAUDITED)
For the six months ended April 30, 2002

                                                                   EXPEDITION
                                                EXPEDITION           TAX-FREE
                                                 INVESTMENT         INVESTMENT
                                                GRADE BOND         GRADE BOND
                                                   FUND               FUND
                                                ----------     ----------------
INVESTMENT INCOME:
   Interest                                      $ 3,724             $ 1,926
                                                 -------             -------
   Total investment income                         3,724               1,926
                                                 -------             -------
EXPENSES:
   Investment Advisory fees                          310                 199
   Administrator fees                                124                  80
   Transfer Agent fees                                66                  43
   Custody fees                                       12                   8
   Directors' fees                                     1                   1
   Registration fees                                  10                   2
   Professional fees                                  14                   8
   Printing fees                                       9                   2
   Distribution fees --
     Investment Shares - Class A                       6                   1
     Investment Shares - Class B                       6                   1
   Other fees                                          5                   9
                                                 -------             -------
   Total  expenses                                   563                 354
                                                 -------             -------
     Less:
   Waiver of Investment Advisory fees                (55)                (33)
                                                 -------             -------
   Net expenses                                      508                 321
                                                 -------             -------
   Investment income -- net                        3,216               1,605
                                                 -------             -------
   Net realized gain on investments                  903                 635
   Net change in unrealized depreciation
     of investments                               (5,212)             (1,965)
                                                 -------             -------
   NET REALIZED AND UNREALIZED
     LOSS ON INVESTMENTS                          (4,309)             (1,330)
                                                 -------             -------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                   $(1,093)            $   275
                                                 =======             =======


The accompanying notes are an integral part of the financial statements.

                                                               APRIL 30, 2002 37

STATEMENTS OF OPERATIONS (000) (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2002

                                                                   EXPEDITION
                                                EXPEDITION          TAX-FREE
                                               MONEY MARKET       MONEY MARKET
                                                   FUND               FUND
                                               ------------       ------------
INVESTMENT INCOME:
   Interest                                       $5,846              $1,275
                                                  ------              ------
   Total investment income                         5,846               1,275
                                                  ------              ------
EXPENSES:
   Investment Advisory fees                        1,120                 289
   Administrator fees                                420                 108
     Transfer Agent fees                             150                  44
   Custody fees                                       56                  14
   Directors' fees                                     6                   2
   Registration fees                                  33                  15
   Professional fees                                  55                  11
   Printing fees                                      51                   7
   Shareholder Servicing fees --
     Investment Service Shares                       422                 111
     Sweep Class Shares                               95                   7
   Amortization of organization costs                 --                   3
   Other fees                                          7                   3
                                                  ------              ------
   Total expenses                                  2,415                 614
                                                  ------              ------
   Less:
   Waiver of Investment Advisory fees               (638)               (185)
                                                  ------              ------
     Net expenses                                  1,777                 429
                                                  ------              ------
   Investment income -- net                        4,069                 846
                                                  ------              ------
   Net realized loss on investments                   (4)                 (1)
                                                  ------              ------
   NET REALIZED LOSS
     ON INVESTMENTS                                   (4)                 (1)
                                                  ------              ------
     NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                         $4,065              $  845
                                                  ======              ======

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

38  APRIL 30, 2002

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the six months ended April 30, 2002 (unaudited) and the year ended October 31, 2001



                                             EXPEDITION             EXPEDITION
                                               EQUITY              EQUITY INCOME
                                                FUND                   FUND
                                        --------------------     ------------------
                                         Period       Year       Period      Year
                                          Ended       Ended       Ended      Ended
                                         4/30/02    10/31/01     4/30/02   10/31/01
                                        --------    --------     -------   --------
OPERATIONS:
Investment income (loss) -- net         $    (68)  $    (569)    $    37   $    154
Net realized loss on investments          (1,661)    (36,098)     (1,863)      (398)
Net change in unrealized appreciation
   (depreciation) of investments          10,598    (127,097)      1,089     (8,158)
                                        --------   ---------     -------   --------
Net increase (decrease) in net assets
   resulting from operations               8,869    (163,764)       (737)    (8,402)
                                        --------   ---------     -------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income -- net:
   Institutional Shares                       --          --         (43)      (146)
   Investment Shares - Class A                --          --          (1)        (1)
   Investment Shares - Class B                --          --          --         --
Net realized gain on investments:
   Institutional Shares                       --     (53,790)         --     (1,643)
   Investment Shares - Class A                --      (1,483)         --        (17)
   Investment Shares - Class B                --      (2,806)         --        (37)
                                        --------   ---------     -------   --------
   Total distributions                        --     (58,079)        (44)    (1,844)
                                        --------   ---------     -------   --------
CAPITAL SHARE TRANSACTIONS (1):
Institutional Shares:
   Proceeds from sales                    14,048      64,142         565      2,060
   Shares Issued in Lieu of
      Cash Distributions                      --      53,714          --        816
   Payments for redemptions              (59,615)    (47,581)     (1,264)    (7,118)
                                        --------   ---------     -------   --------
Increase (decrease) in net assets from
   Institutional Shares transactions     (45,567)     70,275        (699)    (4,242)
                                        --------   ---------     -------   --------
Investment Shares - Class A:
   Proceeds from sales                     1,482       8,889         126        536
   Shares Issued in Lieu of
      Cash Distributions                      --       1,426           1         19
   Payments for redemptions               (1,925)     (2,609)        (27)      (272)
                                        --------   ---------     -------   --------
Increase (decrease) in net assets from
   Investment Shares - Class A transactions (443)      7,706         100        283
                                        --------   ---------     -------   --------
   Investment Shares - Class B:
     Proceeds from sales                   1,895      11,135         222       916
   Shares Issued in Lieu of
       Cash Distributions                     --       2,774          --         36
   Payments for redemptions               (1,551)     (4,212)        (61)      (235)
                                        --------   ---------     -------   --------
Increase in net assets from
   Investment Shares - Class B
   transactions                              344       9,697         161        717
                                        --------   ---------     -------   --------
Total increase (decrease) in net assets
   from capital share transactions       (45,666)     87,678        (438)    (3,242)
                                        --------   ---------     -------   --------
   Total decrease in net assets          (36,797)   (134,165)     (1,219)   (13,488)
                                        --------   ---------     -------   --------
NET ASSETS AT BEGINNING OF YEAR/PERIOD   318,431     452,596      21,645     35,133
                                        --------   ---------     -------   --------
NET ASSETS AT END OF YEAR/PERIOD        $281,634   $ 318,431     $20,426   $ 21,645
                                        ========   =========     =======   ========

(1) See note 4 in the notes to financial statements for additional information. Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                               APRIL 30, 2002 39

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the six months ended April 30, 2002 (unaudited) and the year ended October 31, 2001


                                                                                    EXPEDITION
                                                   EXPEDITION                        TAX-FREE
                                                INVESTMENT GRADE                 INVESTMENT GRADE
                                                    BOND FUND                        BOND FUND
                                            ------------------------         -----------------------
                                             Period           Year            Period          Year
                                              Ended           Ended            Ended          Ended
                                             4/30/02        10/31/01          4/30/02       10/31/01
                                            --------        --------         --------       --------
OPERATIONS:
Investment income-- net                    $   3,216      $    7,224        $   1,605      $   3,573
Net realized gain on investments                 903           2,347              635            488
Net change in unrealized appreciation
   (depreciation) of investments              (5,212)          9,431           (1,965)         3,799
                                            --------        --------         --------       --------
Net increase (decrease) in net assets
   resulting from operations                  (1,093)         19,002              275          7,860
                                            --------        --------         --------       --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income -- net:
   Institutional Shares                       (3,068)         (6,936)          (1,588)        (3,538)
   Investment Shares - Class A                  (124)           (265)             (16)           (31)
   Investment Shares - Class B                   (24)            (23)              (3)            (4)
Realized capital gains -- net:
   Institutional Shares                           --              --             (335)            --
   Investment Shares - Class A                    --              --               (3)            --
   Investment Shares - Class B                    --              --               (1)            --
                                            --------        --------         --------       --------
   Total distributions                        (3,216)         (7,224)          (1,946)        (3,573)
                                            --------        --------         --------       --------
CAPITAL SHARE TRANSACTIONS (1):
Institutional Shares:
   Proceeds from sales                        18,046          11,695            2,908         16,652
   Shares Issued in Lieu of
      Cash Distributions                       1,866           4,769              269             --
   Payments for redemptions                  (21,779)        (44,815)         (15,698)       (19,165)
                                            --------        --------         --------       --------
Decrease in net assets from
   Institutional Shares transactions          (1,867)        (28,351)         (12,521)        (2,513)
                                            --------        --------         --------       --------
Investment Shares - Class A:
   Proceeds from sales                           159             452               --            330
   Shares Issued in Lieu of Cash Distributions    93             188               18             29
   Payments for redemptions                     (220)         (1,050)              --            (46)
                                            --------        --------         --------       --------
Increase (decrease) in net assets from
   Investment Shares - Class A transactions       32            (410)              18            313
                                            --------        --------         --------       --------
   Investment Shares - Class B:
     Proceeds from sales                         390             852               12            170
   Shares Issued in Lieu of Cash Distributions    21              22                3              4
   Payments for redemptions                     (243)            (71)              (5)            (1)
                                            --------        --------         --------       --------
Increase in net assets from Investment
   Shares - Class B transactions                 168             803               10            173
                                            --------        --------         --------       --------
Total decrease in net assets from
   capital share transactions                 (1,667)        (27,958)         (12,493)        (2,027)
                                            --------        --------         --------       --------
   Total increase (decrease) in net assets    (5,976)        (16,180)         (14,164)         2,260
                                            --------        --------         --------       --------
NET ASSETS AT BEGINNING OF YEAR/PERIOD       125,600         141,780           87,515         85,255
                                            --------        --------         --------       --------
NET ASSETS AT END OF YEAR/PERIOD            $119,624        $125,600         $ 73,351       $ 87,515
                                            ========        ========         ========       ========

(1) See note 4 in the notes to financial statements for additional information. Amounts designated as "--" are either $0 or have been rounded to $0.


40  APRIL 30, 2002

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the six months ended April 30, 2002 (unaudited) and the year ended October 31, 2001


                                                                                         EXPEDITION
                                                      EXPEDITION                          TAX-FREE
                                                     MONEY MARKET                       MONEY MARKET
                                                         FUND                               FUND
                                               ------------------------          -------------------------
                                                Period          Year              Period          Year
                                                 Ended          Ended              Ended          Ended
                                                4/30/02        10/31/01           4/30/02        10/31/01
                                               --------        --------           --------       ---------
OPERATIONS:
Investment income -- net                        $  4,069       $ 23,780          $     846      $   3,571
Net realized gain (loss) on investments              (4)             49                 (1)             1
                                               --------        --------           --------       ---------
Net increase in net assets resulting
   from operations                                4,065          23,829                845          3,572
                                               --------        --------           --------       ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income-- net:
   Institutional Shares                          (1,394)         (6,979)              (339)        (1,440)
   Investment Service Shares                     (2,350)        (14,958)              (488)        (1,962)
   Sweep Class Shares                              (326)         (1,845)               (18)          (162)
                                               --------        --------           --------       ---------
Total distributions                              (4,070)        (23,782)              (845)        (3,564)
                                               --------        --------           --------       ---------
CAPITAL SHARE TRANSACTIONS (1):
Institutional Shares:
   Proceeds from sales                          375,570         786,630            109,016        254,669
   Shares Issued in Lieu of Cash Distributions       71             322                 --             --
   Payments for redemptions                    (351,820)       (770,051)           (81,468)      (224,351)
                                               --------        --------           --------       ---------
Increase in net assets from
   Institutional Shares transactions             23,821          16,901             27,548         30,318
                                               --------        --------           --------       ---------
Investment Service Shares:
   Proceeds from sales                          323,116         807,964             91,403        225,545
   Shares Issued in Lieu of Cash Distributions      219           1,376                  8             32
   Payments for redemptions                    (378,375)       (756,029)          (130,032)      (184,601)
                                               --------        --------           --------       ---------
Increase (decrease) in net assets from
   Investment Service Shares transactions       (55,040)         53,311            (38,621)        40,976
                                               --------        --------           --------       ---------
Sweep Class Shares:
   Proceeds from sales                           74,201         137,030              5,069         29,675
   Shares Issued in Lieu of Cash Distributions      313           1,769                 18            143
   Payments for redemptions                     (79,584)       (118,253)            (5,396)       (27,808)
                                               --------        --------           --------       ---------
Increase (decrease) in net assets from
   Sweep Class Shares transactions               (5,070)         20,546               (309)         2,010
                                               --------        --------           --------       ---------
Total increase (decrease) in net assets from
   capital share transactions                   (36,289)         90,758            (11,382)        73,304
                                               --------        --------           --------       ---------
   Total increase (decrease) in net assets      (36,294)         90,805            (11,382)        73,312
                                               --------        --------           --------       ---------
NET ASSETS AT BEGINNING OF YEAR                 578,258         487,453            153,527         80,215
                                               --------        --------           --------       ---------
NET ASSETS AT END OF YEAR/PERIOD               $541,964        $578,258           $142,145       $153,527
                                               ========        ========           ========       ========

(1) See note 4 in the notes to financial statements for additional information. Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                                              APRIL 30, 2002  41

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period

--------------------------------------------------------------------------------

                              NET               NET       REALIZED AND  DISTRIBUTIONS                  NET ASSET
                         ASSET VALUE,       INVESTMENT     UNREALIZED      FROM NET     DISTRIBUTIONS    VALUE,
                           BEGINNING          INCOME    GAINS OR (LOSSES) INVESTMENT        FROM         END OF
                           OF PERIOD          (LOSS)     ON INVESTMENTS     INCOME      CAPITAL GAINS    PERIOD

------------------------------------------------------------------------------------------------------------------
EQUITY FUND
------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2002*                       $ 7.99             --           0.18             --             --         $ 8.17
  2001                         14.25          (0.01)         (4.44)            --          (1.81)          7.99
  2000                         13.09          (0.02)          2.67             --          (1.49)         14.25
  1999                         10.55             --           3.13             --          (0.59)         13.09
  1998                          9.39           0.06           1.67          (0.06)         (0.51)         10.55
  1997(1)                      10.00           0.02           0.25          (0.02)         (0.86)          9.39
  Investment Shares - Class A
  2002*                       $ 7.93          (0.01)          0.17             --             --         $ 8.09
  2001                         14.18          (0.03)         (4.41)            --          (1.81)          7.93
  2000                         13.06          (0.03)          2.64             --          (1.49)         14.18
  1999                         10.58          (0.03)          3.10             --          (0.59)         13.06
  1998(2)                       9.65           0.04           1.45          (0.05)         (0.51)         10.58
  Investment Shares - Class B
  2002*                       $ 7.72          (0.04)          0.17             --             --         $ 7.85
  2001                         13.95          (0.09)         (4.33)            --          (1.81)          7.72
  2000                         12.96          (0.08)          2.56             --          (1.49)         13.95
  1999(3)                      10.82          (0.04)          2.77             --          (0.59)         12.96

------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2002*                       $ 7.42           0.01          (0.26)         (0.02)            --         $ 7.15
  2001                         10.77           0.05          (2.82)         (0.05)         (0.53)          7.42
  2000(4)                      10.00           0.07           0.76          (0.06)            --          10.77
  Investment Shares - Class A
  2002*                       $ 7.41           0.01          (0.28)         (0.01)            --         $ 7.13
  2001                         10.76           0.04          (2.83)         (0.03)         (0.53)          7.41
  2000(5)                       9.78           0.04           1.00          (0.06)            --          10.76
  Investment Shares - Class B
  2002*                       $ 7.38          (0.02)         (0.27)            --             --         $ 7.09
  2001                         10.75          (0.02)         (2.82)            --          (0.53)          7.38
  2000(6)                       9.82           0.01           0.94          (0.02)            --          10.75

 * For the six months ended April 30, 2002 (unaudited). All ratios for the period have been annualized.
+ Returns are for the period indicated and have not been annualized.
(1) Commenced operations on June 13, 1997. All ratios for the period have been annualized.
(2) Commenced operations on November 24, 1997. All ratios for the period have been annualized.
(3) Commenced operations on November 16, 1998. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

42  APRIL 30, 2002

--------------------------------------------------------------------------------

                             RATIO OF     RATIO OF NET      RATIO OF EXPENSES      RATIO OF NET INVESTMENT
              NET ASSETS      EXPENSES      INVESTMENT     TO AVERAGE NET ASSETS  INCOME (LOSS) TO AVERAGE NET  PORTFOLIO
    TOTAL       END OF       TO AVERAGE   INCOME (LOSS) TO   (EXCLUDING WAIVERS    ASSETS (EXCLUDING WAIVERS    TURNOVER
   RETURN+    PERIOD (000)   NET ASSETS  AVERAGE NET ASSETS  AND REIMBURSEMENTS)      AND REIMBURSEMENTS)         RATE
------------------------------------------------------------------------------------------------------------------------------------
EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

    2.25%       $251,721       1.14%            0.03%                1.14%                   0.03%                19.11%
  (34.99)%       288,992       1.10%           (0.09)%               1.10%                  (0.09)%               79.08%
   22.01%        422,148       1.05%           (0.22)%               1.05%                  (0.22)%               64.54%
   30.87%        363,694       1.05%            0.04%                1.05%                   0.04%                90.76%
   19.18%        283,170       1.08%            0.38%                1.11%                   0.35%                54.19%
    2.96%        237,567       1.09%            0.53%                1.09%                   0.53%                64.68%

   (2.02%       $ 11,088       1.39%           (0.23)%               1.39%                  (0.23)%               19.11%
  (35.11)%        11,253       1.35%           (0.32)%               1.35%                  (0.32)%               79.08%
   21.73%         10,090       1.30%           (0.49)%               1.30%                  (0.49)%               64.54%
   30.16%          4,688       1.30%           (0.21)%               1.30%                  (0.21)%               90.76%
   16.16%          1,911       1.29%           (0.14)%               1.37%                  (0.22)%               54.19%

   (1.68%       $ 18,825       2.14%           (0.98)%               2.14%                  (0.98)%               19.11%
  (35.61)%        18,186       2.10%           (1.08)%               2.10%                  (1.08)%               79.08%
   20.80%         20,358       2.05%           (1.24)%               2.05%                  (1.24)%               64.54%
   26.31%          7,706       2.05%           (0.95)%               2.05%                  (0.95)%               90.76%

------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------

   (3.45)%      $ 18,987       1.25%            0.38%                1.68%                  (0.05)%               42.49%
  (26.99)%        20,401       1.25%            0.60%                1.42%                   0.43%                88.73%
    8.36%         34,420       1.25%            1.00%                1.25%                   1.00%                73.31%

   (3.69)%      $    489       1.50%            0.12%                1.93%                  (0.31)%               42.49%
  (27.19)%           408       1.50%            0.32%                1.67%                   0.15%                88.73%
   10.60%            286       1.50%            0.84%                1.50%                   0.84%                73.31%

   (3.93)%      $    950       2.25%           (0.62)%               2.68%                  (1.05)%               42.49%
  (27.66)%           836       2.25%           (0.45)%               2.42%                  (0.62)%               88.73%
    9.71%            427       2.25%           (0.15)%               2.25%                  (0.15)%               73.31%

(4) Commenced operations on March 3, 2000. All ratios for the period have been annualized.
(5) Commenced operations on March 10, 2000. All ratios for the period have been annualized.
(6) Commenced operations on March 15, 2000. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                              APRIL 30, 2002  43

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period

--------------------------------------------------------------------------------

                                NET                      REALIZED AND   DISTRIBUTIONS                   NET ASSET
                            ASSET VALUE,       NET        UNREALIZED       FROM NET     DISTRIBUTIONS     VALUE,
                             BEGINNING     INVESTMENT  GAINS OR (LOSSES)  INVESTMENT        FROM          END OF
                             OF PERIOD       INCOME     ON INVESTMENTS      INCOME      CAPITAL GAINS     PERIOD
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
  Institutional Shares
  2002*                       $10.60           0.26          (0.35)         (0.26)            --          $10.25
  2001                          9.72           0.53           0.88          (0.53)            --           10.60
  2000                          9.65           0.53           0.07          (0.53)            --            9.72
  1999                         10.15           0.49          (0.50)         (0.49)            --            9.65
  1998                          9.85           0.51           0.30          (0.51)            --           10.15
  1997(1)                       9.69           0.19           0.16          (0.19)            --            9.85
  Investment Shares - Class A
  2002*                       $10.59           0.25          (0.35)         (0.25)            --          $10.24
  2001                          9.71           0.50           0.88          (0.50)            --           10.59
  2000                          9.64           0.51           0.07          (0.51)            --            9.71
  1999                         10.15           0.47          (0.51)         (0.47)            --            9.64
  1998                          9.85           0.49           0.30          (0.49)            --           10.15
  1997                          9.77           0.53           0.08          (0.53)            --            9.85
  Investment Shares - Class B
   2002*                      $10.61           0.21          (0.35)         (0.21)            --          $10.26
  2001                          9.72           0.43           0.89          (0.43)            --           10.61
  2000                          9.64           0.44           0.08          (0.44)            --            9.72
  1999(2)                      10.06           0.38          (0.17)         (0.63)            --            9.64

-------------------------------------------------------------------------------------------------------------------------
TAX-FREE INVESTMENT GRADE BOND FUND
-------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2002*(6)                    $10.89           0.21          (0.15)         (0.21)         (0.04)         $10.70
  2001                         10.37           0.44           0.52          (0.44)            --           10.89
  2000(3)                      10.00           0.31           0.37          (0.31)            --           10.37
   Investment Shares - Class A
  2002*(6)                    $10.88           0.20          (0.14)         (0.20)         (0.04)         $10.70
  2001                         10.36           0.42           0.52          (0.42)            --           10.88
  2000(4)                      10.05           0.28           0.31          (0.28)            --           10.36
  Investment Shares - Class B
  2002*(6)                    $10.89           0.16          (0.15)         (0.16)         (0.04)         $10.70
  2001                         10.37           0.34           0.52          (0.34)            --           10.89
  2000(5)                      10.18           0.13           0.19          (0.13)            --           10.37

  * For the six months ended April 30, 2002 (unaudited). All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized.
(1) Commenced operations on June 13, 1997. All ratios for the period have been annualized.
(2) Commenced operations on November 16, 1998. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

44  APRIL 30, 2002

--------------------------------------------------------------------------------

                               RATIO OF      RATIO OF NET        RATIO OF EXPENSES      RATIO OF NET INVESTMENT
                NET ASSETS     EXPENSES       INVESTMENT      TO AVERAGE NET ASSETS     INCOME TO AVERAGE NET
     TOTAL        END OF      TO AVERAGE      INCOME TO     (EXCLUDING WAIVERS ASSETS    (EXCLUDING WAIVERS       PORTFOLIO
    RETURN+    PERIOD (000)   NET ASSETS  AVERAGE NET ASSETS    AND REIMBURSEMENTS)      AND REIMBURSEMENTS)     TURNOVER RATE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND

    (0.78)%      $113,310        0.80%           5.20%                0.94%                     5.06%               11.75%
    15.00%        119,279        0.77%           5.35%                0.86%                     5.26%               29.53%
     6.49%        136,354        0.75%           5.61%                0.89%                     5.47%               77.09%
    (0.06)%        98,889        0.90%           5.00%                1.15%                     4.75%               39.57%
     8.43%        104,953        0.94%           5.11%                1.13%                     4.92%               32.93%
     3.49%        101,224        1.10%           5.05%                1.11%                     5.04%               69.09%

    (0.90)%       $ 5,122        1.05%           5.05%                1.19%                     4.91%               11.75%
    14.72%          5,262        1.02%           5.09%                1.11%                     5.00%               29.53%
     6.22%          5,222        1.00%           5.32%                1.14%                     5.18%               77.09%
    (0.41)%         7,279        1.15%           4.75%                1.40%                     4.50%               39.57%
     8.25%         10,346        1.10%           4.95%                1.25%                     4.80%               32.93%
     6.41%         23,630        1.13%           5.46%                1.56%                     5.03%               69.09%

    (1.27)%       $ 1,192        1.80%           4.21%                1.94%                     4.07%               11.75%
    13.99%          1,059        1.77%           4.30%                1.86%                     4.22%               29.53%
     5.54%            204        1.75%           4.58%                1.89%                     4.44%               77.09%
     2.10%            214        1.90%           4.07%                2.15%                     3.82%               39.57%

------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE INVESTMENT GRADE BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

     0.65%       $ 72,287        0.80%           4.05%                0.92%                     3.93%               10.51%
     9.53%         86,461        0.77%           4.22%                0.83%                     4.16%               29.84%
     6.84%         84,729        0.65%           4.58%                0.75%                     4.48%               42.74%

     0.62%       $    875        1.05%           3.81%                1.17%                     3.69%               10.51%
     9.26%            872        1.02%           3.96%                1.08%                     3.90%               29.84%
     5.95%            523        0.90%           4.36%                1.00%                     4.26%               42.74%

     0.15%       $    189        1.80%          3.06%                 1.92%                     2.94%               10.51%
     8.45%            182        1.77%          3.18%                 1.83%                     3.12%               29.84%
     3.16%              3        1.65%          3.56%                 1.75%                     3.46%               42.74%

(3) Commenced operations on March 3, 2000. All ratios for the period have been annualized.
(4) Commenced operations on March 10, 2000. All ratios for the period have been annualized.
(5) Commenced operations on June 23, 2000. All ratios for the period have been annualized.
(6) See Note 2 in Notes to Financial Statements "Implementation of New Accounting Standards".

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                              APRIL 30, 2002  45

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

--------------------------------------------------------------------------------

                                NET                      REALIZED AND     DISTRIBUTIONS                   NET ASSET
                            ASSET VALUE,      NET         UNREALIZED        FROM NET     DISTRIBUTIONS     VALUE,
                             BEGINNING     INVESTMENT  GAINS OR (LOSSES)   INVESTMENT        FROM          END OF
                             OF PERIOD       INCOME     ON INVESTMENTS       INCOME      CAPITAL GAINS     PERIOD

---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2002*                        $1.00           0.01           --             (0.01)           --            $1.00
  2001                          1.00           0.04           --             (0.04)           --             1.00
  2000                          1.00           0.06           --             (0.06)           --             1.00
  1999                          1.00           0.05           --             (0.05)           --             1.00
  1998                          1.00           0.05           --             (0.05)           --             1.00
  1997(1)                       1.00           0.02           --             (0.02)           --             1.00
  Investment Service Shares
  2002*                        $1.00           0.01           --             (0.01)           --            $1.00
  2001                          1.00           0.04           --             (0.04)           --             1.00
  2000                          1.00           0.06           --             (0.06)           --             1.00
  1999                          1.00           0.05           --             (0.05)           --             1.00
  1998                          1.00           0.05           --             (0.05)           --             1.00
  1997(2)                       1.00           0.08           --             (0.08)           --             1.00
  Sweep Class Shares
  2002*                        $1.00           0.01           --             (0.01)           --            $1.00
  2001                          1.00           0.04           --             (0.04)           --             1.00
  2000(3)                       1.00           0.01           --             (0.01)           --             1.00

---------------------------------------------------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2002*                        $1.00           0.01           --             (0.01)           --            $1.00
  2001                          1.00           0.03           --             (0.03)           --             1.00
  2000                          1.00           0.04           --             (0.04)           --             1.00
  1999(4)                       1.00           0.02           --             (0.02)           --             1.00
  Investment Service Shares
  2002*                        $1.00           0.01           --             (0.01)           --            $1.00
   2001                         1.00           0.03           --             (0.03)           --             1.00
  2000                          1.00           0.03           --             (0.03)           --             1.00
  1999                          1.00           0.03           --             (0.03)           --             1.00
  1998(5)                       1.00           0.01           --             (0.01)           --             1.00
  Sweep Class Shares
  2002*                        $1.00             --           --                --            --            $1.00
  2001                          1.00           0.03           --             (0.03)           --             1.00
  2000(3)                       1.00           0.01           --             (0.01)           --             1.00

  * For the six months ended April 30, 2002 (unaudited). All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized.
(1) Commenced operations on June 9, 1997. All ratios for the period have been annualized.
(2) During 1997, the Starburst Money Market Trust Shares were renamed the Expedition Money Market
    Investment Service Shares.

The accompanying notes are an integral part of the financial statements.

46  APRIL 30, 2002

--------------------------------------------------------------------------------

                                                         RATIO OF EXPENSES      RATIO OF NET INVESTMENT
                           RATIO OF      RATIO OF NET    TO AVERAGE NET ASSETS  INCOME TO AVERAGE NET
            NET ASSETS     EXPENSES       INVESTMENT  (EXCLUDING WAIVERS         ASSETS (EXCLUDING
  TOTAL        END OF      TO AVERAGE      INCOME TO     (EXCLUDING WAIVERS     WAIVERS AND         PORTFOLIO
  RETURN+    PERIOD (000)   NET ASSETS  AVERAGE NET ASSETS AND REIMBURSEMENTS ) REIMBURSEMENTS)    TURNOVER RATE

---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------

   0.81%     $171,626          0.45%           1.63%             0.94%               1.14%            n/a
   4.61%      147,806          0.45%           4.59%             0.72%               4.32%            n/a
   5.96%      130,891          0.43%           5.79%             0.69%               5.53%            n/a
   4.83%      130,798          0.43%           4.73%             0.77%               4.39%            n/a
   5.33%      102,699          0.43%           5.18%             0.66%               4.95%            n/a
   5.26%       48,006          0.43%           5.22%             0.70%               4.95%            n/a

   0.69%     $322,878          0.70%           1.39%             1.19%               0.90%            n/a
   4.35%      377,922          0.70%           4.17%             0.97%               3.90%            n/a
   5.69%      324,583          0.68%           5.62%             0.94%               5.36%            n/a
   4.56%      186,431          0.68%           4.47%             1.02%               4.13%            n/a
   5.07%      142,910          0.68%           4.95%             0.91%               4.73%            n/a
   4.97%      147,651          0.73%           4.84%             0.85%               4.72%            n/a

   0.63%     $ 47,460          0.82%           1.27%             1.31%               0.78%            n/a
   4.22%       52,530          0.82%           3.96%             1.09%               3.69%            n/a
   1.53%       31,979          0.80%           5.95%             1.06%               5.69%            n/a

---------------------------------------------------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------

   0.66%     $ 63,488          0.43%           1.31%             1.14%               0.60%            n/a
   2.97%       35,939          0.43%           2.55%             0.76%               2.22%            n/a
   3.80%        5,622          0.43%           3.61%             0.69%               3.35%            n/a
   1.69%       28,874          0.43%           3.06%             0.89%               2.60%            n/a

  30.53%     $ 74,898          0.68%           1.10%             1.39%               0.39%            n/a
   2.71%      113,519          0.68%           2.62%             1.01%               2.29%            n/a
   3.54%       72,535          0.68%           3.48%             0.94%               3.22%            n/a
   2.77%       59,889          0.68%           2.73%             0.95%               2.46%            n/a
   1.33%       64,542          0.68%           2.95%             0.78%               2.85%            n/a

  30.48%    $   3,759          0.80%           0.96%             1.51%               0.25%            n/a
   2.59%        4,069          0.80%           2.31%             1.13%               1.98%            n/a
   1.00%        2,058          0.80%           3.81%             1.06%               3.55%            n/a

(3) Commenced operations on August 1, 2000. All ratios for the period have been annualized.
(4) Commenced operations on April 14, 1999. All ratios for the period have been annualized.
(5) Commenced operations on May 20, 1998 All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                              APRIL 30, 2002  47

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


(1) ORGANIZATION
The Expedition Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company offering the following Funds as of April 30, 2002: the Expedition Equity Fund (the "Equity Fund"), the Expedition Equity Income Fund (the "Equity Income Fund"), the Expedition Investment Grade Bond Fund (formerly Expedition Bond
Fund) (the "Investment Grade Bond Fund"), the Expedition Tax-Free Investment Grade Bond Fund (the "Tax-Free Investment Grade Bond Fund"), the Expedition Money Market Fund (the "Money Market Fund"), and the Expedition Tax-Free Money Market Fund (the "Tax-Free Money Market Fund") (collectively, the "Funds"). The Funds are registered to offer three classes of shares. The Equity, Equity Income, Investment Grade Bond, and Tax-Free Investment Grade Bond Funds offer Institutional Shares, Investment Shares - Class A (formerly Investment Shares) and Investment Shares - Class B (formerly Class B Shares), and the Money Market and Tax-Free Money Market Funds offer Institutional Shares, Investment Service Shares and Sweep Class Shares. The assets of each Fund are segregated and a shareholder's interest is limited to the funds in which shares are held. The investment objectives, policies, and strategies of the Expedition Funds are described in their prospectuses.

(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with generally accepted accounting principles.

SECURITY VALUATION -- Investment securities held by the Money Market Fund and the Tax-Free Money Market Fund are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investments in securities held in the Equity, Equity Income, Investment Grade Bond, and Tax-Free Investment Grade Bond Funds are valued as follows: equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the mean of the most recently quoted bid and asked price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general supervision of the Board of Trustees (the "Trustees").

48  APRIL 30, 2002

REPURCHASE AGREEMENTS -- It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Compass Asset Management, a division of Compass Bank, the Funds' investment advisor (the "Advisor"), to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts, and premiums during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the Investment Grade Bond Fund, the Tax-Free Investment Grade Bond Fund, the Money Market Fund and the Tax-Free Money Market Fund are declared daily and paid monthly. The Equity Fund and the Equity Income Fund declare and pay dividends from net investment income quarterly. Any net realized capital gains will be distributed at least annually for all Funds. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations. Certain book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

FEDERAL TAXES -- It is each Fund's policy to continue to comply with the provisions of the Internal Revenue Code of 1986 (Subchapter M), as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

                                                              APRIL 30, 2002  49

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased upon settlement. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and income reported in the financial statements. Actual results could differ from those estimated.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses, and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), as required on November 1, 2001. Prior to November 1, 2001, the Tax-Free Investment Grade Bond Fund did not amortize market discounts on fixed income securities. In accordance with the implementation of the new accounting standards, the Tax-Free Investment Grade Bond Fund was required to record a cumulative effect adjustment of $28,099 to reflect the accretion of market discounts that were not previously recorded. The cumulative adjustment was a reclassification between net investment income and net unrealized appreciation of securities and therefore did not impact total net assets or the net asset value per share of the Tax-Free Investment Grade Bond Fund. The effect of this change for the six months ended April 30, 2002 was to increase net investment income by $4,491. This change had no impact on net investment income per share or the ratio of net investment income to average net assets on the financial highlights. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

(3) INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND SERVICE AGREEMENTS

INVESTMENT ADVISORY FEE -- Compass Asset Management, a division of Compass Bank, the Advisor, receives for its services annual advisory fees equal to 0.75% of each of the Equity and Equity Income Funds', 0.50% of each of the Investment Grade Bond and Tax-Free Investment Grade Bond Funds' and 0.40% of each of the Money Market and the Tax-Free Money Market Funds' average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee. The Advisor can modify or terminate these voluntary waivers at any time at its sole discretion.

INVESTMENT SUB-ADVISOR -- Weiss, Peck & Greer, L.L.C. ("WPG") serves as the Tax-Free Money Market Fund's investment sub-advisor under a sub-advisory agreement


50  APRIL 30, 2002

(the  "Sub-Advisory   Agreement")  with  the  Advisor.  Under  the  Sub-Advisory
Agreement, WPG invests the assets of the Fund on a daily basis, and continuously administers the investment program of the Fund.

WPG is entitled to a fee which is paid by the Advisor and which is calculated daily and paid monthly, at an annual rate of: 0.075% of the Fund's average daily net assets up to $150 million; 0.05% of the next $350 million of the Fund's average daily net assets, 0.04% of the next $500 million in average daily net assets; and 0.03% of the Fund's average daily net assets over $1 billion.

ADMINISTRATIVE FEE -- The Trust and SEI Investments Mutual Funds Services (the "Administrator"), a Delaware business trust, are parties to an administration agreement (the "Agreement") dated June 9, 1997, under which the Administrator provides the Trust with certain legal, accounting, and shareholder services for an annual fee of 0.20% of the Funds' average daily net assets. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund.

DISTRIBUTION FEES -- The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated June 9, 1997. The Equity, Equity Income, Investment Grade Bond, and Tax-Free Investment Grade Bond Funds have adopted Distribution Plans for Investment Shares - Class A and Investment Shares - Class B. Under the terms of each Plan the Funds pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares and 1.00% of the average daily net assets of Class B Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities.

The Money Market and Tax-Free Money Market Funds have adopted and entered into a Shareholder Service Plan and Agreement with the Distributor. Each Fund pays the Distributor a monthly shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each Fund's Investment Service Shares and Sweep Class Shares, which may be used by the Distributor to provide compensation to service providers that have agreed to provide certain shareholders support services for their customers who own such Shares of the Funds.

ADMINISTRATIVE SERVICING FEES -- To the extent that investors buy Sweep Class Shares through Compass Bank or any of its affiliates providing sub-accounting, sub-transfer agency services or other administrative services, including Compass Brokerage, Inc., those entities may receive administrative servicing fees, payable from the Funds' assets, of up to 0.12% of each Fund's average daily net assets attributable to Sweep Class Shares.

CUSTODIAN FEES -- Compass Bank serves as the Funds' custodian. Their fee is based on a rate of 0.02% of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

                                                              APRIL 30, 2002  51

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(4) CAPITAL SHARE TRANSACTIONS (000)
    For the six months ended April 30, 2002 (unaudited) and the year ended October 31, 2001

                                               EXPEDITION            EXPEDITION
                                                 EQUITY             EQUITY INCOME
                                                  FUND                  FUND
                                           ------------------     -----------------
                                            Period     Year       Period     Year
                                             Ended     Ended       Ended     Ended
                                            4/30/02  10/31/01     4/30/02  10/31/01
                                           --------  --------     -------  --------
   Institutional Shares:
     Shares issued                          1,629      6,694          72      232
     Shares issued in lieu of
        cash distributions                     --      4,736          --       82
     Shares redeemed                       (6,965)    (4,889)       (167)    (760)
                                           ------     ------        ----     ----
     Increase (decrease) from
        Institutional Shares transactions  (5,336)     6,541         (95)    (446)
                                           ------     ------        ----     ----
   Investment Shares - Class A and
     Investment Service Shares, respectively:
     Shares issued                            173        857          17       59
     Shares issued in lieu of
        cash distributions                     --        127          --        2
     Shares redeemed                         (223)      (275)         (3)     (33)
                                           ------     ------        ----     ----
     Increase from Investment Shares - Class A
       and Investment Service Shares
       transactions, respectively             (50)       709          14       28
                                           ------     ------        ----     ----
   Investment Shares - Class B:
     Shares issued                            230      1,101          29       96
     Shares issued in lieu of
        cash distributions                     --        251          --        4
     Shares redeemed                         (187)      (455)         (8)     (27)
                                           ------     ------        ----     ----
     Increase from Investment Shares -
       Class B transactions                    43        897          21       73
                                           ------     ------        ----     ----
   Sweep Class Shares:
     Shares issued                             --         --          --       --
     Shares issued in lieu of
        cash distributions                     --         --          --       --
     Shares redeemed                           --         --          --       --
                                           ------     ------        ----     ----
     Increase (decrease) from Sweep Class
       Shares transactions                     --         --          --       --
                                           ------     ------        ----     ----
     TOTAL INCREASE (DECREASE)
       FROM SHARE TRANSACTIONS             (5,343)     8,147         (60)    (345)
                                           ======     ======        ====     ====

Amounts designated as "-" are either $0 or have been rounded to $0.

52  APRIL 30, 2002

     EXPEDITION        EXPEDITION TAX-FREE      EXPEDITION           EXPEDITION
  INVESTMENT GRADE      INVESTMENT GRADE       MONEY MARKET        TAX-FREE MONEY
      BOND FUND             BOND FUND              FUND              MARKET FUND
 ------------------    -------------------  ------------------    -----------------
 Period      Year      Period      Year     Period      Year      Period     Year
  Ended      Ended      Ended      Ended     Ended      Ended      Ended     Ended
 4/30/02   10/31/01    4/30/02   10/31/01   4/30/02   10/31/01    4/30/02  10/31/01
 -------   --------    -------   --------   -------   --------    -------  --------

  1,767     1,154         272      1,566     375,570   786,630    109,016   254,669

    182       470          25         --          71       322         --        --
 (2,145)   (4,397)     (1,482)    (1,798)   (351,820) (770,051)   (81,468) (224,351)
 ------    ------      ------     ------    --------  --------    -------  --------

   (196)   (2,773)     (1,185)      (232)     23,821    16,901     27,548   30,318
 ------    ------      ------     ------    --------  --------    -------  --------


     20        44          --         31     323,116   807,965     91,403  225,545

      3        19           2          3         219     1,376          8       32
    (20)     (104)         --         (4)   (378,375) (756,029)  (130,032)(184,601)
 ------    ------      ------     ------    --------  --------    -------  --------


      3       (41)          2         30     (55,040)   53,312    (38,621)  40,976
 ------    ------      ------     ------    --------  --------    -------  --------

     38        84           1         16          --        --         --       --

      2         2          --          1          --        --         --       --
    (24)       (7)         --         --          --        --         --       --
 ------    ------      ------     ------    --------  --------    -------  --------

     16        79           1         17          --        --         --       --
 ------    ------      ------     ------    --------  --------    -------  --------

     --        --          --         --      74,201   137,030      5,069   29,676

     --        --          --         --         313     1,769         18      143
     --        --          --         --     (79,584) (118,253)    (5,396) (27,808)
 ------    ------      ------     ------    --------  --------    -------  --------

     --        --          --         --      (5,070)   20,546       (309)   2,011
 ------    ------      ------     ------    --------  --------    -------  --------

   (177)   (2,735)     (1,182)      (185)    (36,289)   90,759    (11,382)  73,305
 ======    ======      ======     ======    ========  ========    =======  ========


                                                              APRIL 30, 2002  53

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(5) INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2002, were as follows (000):
                                                                      TAX-FREE
                                           EQUITY     INVESTMENT     INVESTMENT
                            EQUITY         INCOME     GRADE BOND     GRADE BOND
                             FUND           FUND         FUND           FUND
                           --------       -------     ----------     ----------
Purchases
   Government.........     $     --        $   --      $  7,323       $     --
   Other..............       57,285         9,067         6,951          8,199
Sales
   Government.........           --            --        14,081             --
   Other..............      106,320         9,704         4,216         21,401

At April  30,  2002,  the  total  cost and the net  realized  gains or losses on securities sold for the Funds for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at April 30, 2002, are as follows (000):
                                                                      TAX-FREE
                                           EQUITY      INVESTMENT     INVESTMENT
                            EQUITY         INCOME      GRADE BOND     GRADE BOND
                             FUND           FUND          FUND           FUND
                           --------       --------     ----------     ----------
Aggregate gross unrealized
   appreciation.......     $ 29,399       $ 1,040       $ 5,528        $ 3,174
Aggregate gross unrealized
   depreciation.......      (35,194)       (4,497)         (192)           (58)
   ...................     --------       -------       -------        -------
Net unrealized
   appreciation
   (depreciation).....     $ (5,795)      $(3,457)      $ 5,336        $ 3,116
   ...................     ========       =======       =======        =======

54  APRIL 30, 2002

At October 31, 2001, the following Funds had capital loss carryforwards that can be used to offset future capital gains:

                                                                        TAX-FREE
                                            EQUITY     INVESTMENT         MONEY
                              EQUITY        INCOME     GRADE BOND        MARKET
                               FUND          FUND         FUND            FUND
                          -----------      --------   ----------         -------
Expiring:
October 2003..........    $        --      $     --   $  479,479         $   --
October 2004..........             --            --        1,621             --
October 2005..........             --            --      738,192             --
October 2007..........             --            --       63,361          7,028
October 2008..........             --            --    2,260,968            637
October 2009..........     37,080,610       350,309           --             --
                          -----------      --------   ----------         -------
Total.................    $37,080,610      $350,309   $3,543,621         $7,665
                          ===========      ========   ==========         =======


(6) ORGANIZATION COSTS AND TRANSACTIONS
    WITH AFFILIATES

Organization costs have been capitalized by the Funds and are being amortized over sixty months commencing with the reorganization. In the event that any of the initial shares of a Fund are redeemed by any holder thereof during the period that such Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.


                                                               APRIL 30, 2002 55

NOTES

NOTES

NOTES

[Expedition Logo Omitted]

INVESTMENT ADVISOR AND CUSTODIAN:
Compass Bank
15 South 20th Street
Birmingham, Alabama 35233

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

TRANSFER AGENT:
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

SERVICING AGENT:
Boston Financial Data Services, Inc.
Two Heritage Drive
Quincy, Massachusetts 02171

INDEPENDENT AUDITORS:
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

COUNSEL:
Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, D.C. 20036


EXP-SA-003-02